Schedule of Investments (unaudited) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO, Series 2017-AA, Class CR, (3 mo. LIBOR US + 2.10%), 4.81%, 04/20/34(a)(b)	USD	1,000	$897,015
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 5.73%, 10/21/28(a)(b)		1,000	905,049
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 8.51%, 10/15/29(a)(b)		285	236,756
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class E, (3 mo. LIBOR US + 5.50%), 8.29%, 01/28/31(a)(b)		850	698,815
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 5.39%, 01/28/31(a)(b)		250	223,814
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 6.29%, 01/28/31(a)(b)		1,000	902,721
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.30%), 3.38%, 06/25/36(a)		4,297	2,890,535
Bain Capital Credit CLO Ltd.(a)(b) Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.30%), 6.04%, 07/19/34		300	263,167
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.10%), 5.88%, 07/24/34		250	220,013
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class CR, (3 mo. LIBOR US + 2.05%), 4.56%, 07/15/34(a)(b)		250	224,481
CarVal CLO I Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.77%), 8.51%, 07/16/31(a)(b)		500	407,401
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 2.00%), 4.71%, 04/20/32(a)(b)		250	231,214
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 9.15%, 07/20/32(a)(b)		500	432,011
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3 mo. LIBOR US + 1.65%), 4.39%, 07/17/34(a)(b)		250	234,025
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3 mo. LIBOR US + 1.60%), 4.11%, 07/15/33(a)(b)		500	468,561
CIFC Funding Ltd., Series 2013-4A, Class DRR, (3 mo. LIBOR US + 2.80%), 5.57%, 04/27/31(a)(b)		250	222,795
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36(c)		349	230,112
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 5.66%, 10/20/30(a)(b)		250	224,035
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class 1A, (1 mo. LIBOR US + 0.14%), 3.22%, 06/25/37(a)		549	498,662
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(b)		245	230,808
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 5.39%, 04/18/31(a)(b)		250	220,639
Elevation CLO Ltd., Series 2021-12A, Class E, (3 mo. LIBOR US + 7.27%), 9.98%, 04/20/32(a)(b)		250	210,427
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 9.51%, 04/20/34(a)(b)		250	225,865
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3 mo. LIBOR US + 1.70%), 4.21%, 04/15/33(a)(b)		500	476,741
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 4.71%, 10/20/34(a)(b)		436	391,544
Generate CLO 3 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 6.31%, 10/20/29(a)(b)		250	226,177

Security		Par (000)	Value

Asset-Backed Securities (continued)
Generate CLO 4 Ltd., Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 9.46%, 04/20/32(a)(b)	USD	1,000	$885,225
Generate CLO 6 Ltd., Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 6.26%, 01/22/35(a)(b)		750	659,037
Golub Capital Partners CLO 55B Ltd., Series 2021- 55A, Class E, (3 mo. LIBOR US + 6.56%), 9.27%, 07/20/34(a)(b)		250	222,967
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 8.96%, 04/15/33(a)(b)		250	223,827
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 4.31%, 07/15/34(a)(b)		250	238,480
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 8.44%, 10/18/30(a)(b)		250	213,928
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class B, (3 mo. LIBOR US + 1.65%), 4.39%, 07/17/34(a)(b)		250	234,520
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3 mo. LIBOR US + 6.50%), 9.01%, 07/15/34(a)(b)		790	671,085
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class ER, (3 mo. LIBOR US + 6.10%), 8.84%, 01/20/32(a)(b)		425	363,852
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 5.56%, 07/15/34(a)(b)		250	219,931
Octagon Investment Partners 31 Ltd., Series 2017- 1A, Class E, (3 mo. LIBOR US + 6.30%), 9.01%, 07/20/30(a)(b)		500	426,560
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3 mo. LIBOR US + 1.40%), 4.18%, 01/25/31(a)(b)		250	235,654
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3 mo. LIBOR US + 1.70%), 4.43%, 10/25/34(a)(b)		250	236,440
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 5.89%, 10/17/29(a)(b)		250	227,111
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 8.25%, 01/20/31(a)(b)		250	199,014
Rad CLO Ltd., 0.00%, 10/20/35(a)(b)		250	245,000
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3 mo. LIBOR US + 3.10%), 5.81%, 01/20/35(a)(b)		250	219,689
Regional Management Issuance, 3.88%, 10/17/33(b)(d)		980	882,000
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 5.36%, 10/15/29(a)(b)		500	463,758
Sterling COOFS Trust(b)(d) Series 2004-1, Class A, 2.36%, 04/15/29(a)		719	7,190
Series 2004-2, Class Note, 2.08%, 03/30/30		1,088	10,884
TICP CLO I-2 Ltd., Series 2018-IA, Class C, (3 mo. LIBOR US + 3.04%), 5.81%, 04/26/28(a)(b)		500	478,091
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 9.56%, 04/15/33(a)(b)		250	227,603
Trimaran Cavu Ltd., Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 6.03%, 10/25/34(a)(b)		500	462,218
Unique Pub Finance Co. PLC(e) Series A4, 5.66%, 06/30/27	GBP	37	40,925
Series N, 6.46%, 03/30/32		50	62,737

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Voya CLO Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 4.39%, 10/17/32(a)(b)	USD	500	$467,663
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 6.13%, 10/24/34(a)(b)		500	450,717
Whitebox CLO III Ltd., Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 5.86%, 10/15/34(a)(b)		250	231,243

Total Asset-Backed Securities — 4.7% (Cost: $24,059,957)			21,900,732

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(f)		47,837	21,527

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(d)		546,753,936	5,467

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(d)		3,155	—

Metals & Mining — 0.0%
Ameriforge Group, Inc		801	401
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $100,687)(d)(g)		5,738	350

			751

Software — 0.0%
Avaya Holdings Corp.(f)		19	30

Specialty Retail — 0.0%
NMG Parent LLC		1,330	224,992

Total Common Stocks — 0.0% (Cost: $6,923,500)			252,767

		Par (000)

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 5.40%, 10/01/48	USD	200	174,690

Aerospace & Defense — 2.7%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		156	143,520
Boeing Co., 3.20%, 03/01/29		500	417,475
Bombardier, Inc. (b) 7.50%, 03/15/25		39	37,923
7.13%, 06/15/26		715	655,777
7.88%, 04/15/27		605	556,600
6.00%, 02/15/28		539	450,967
7.45%, 05/01/34		100	93,272
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)		423	327,914
Howmet Aerospace, Inc., 5.13%, 10/01/24		5	4,887
Northrop Grumman Corp., 3.85%, 04/15/45		600	456,949
Rolls-Royce PLC, 5.75%, 10/15/27(b)		1,018	884,387
Spirit AeroSystems, Inc.(b) 5.50%, 01/15/25		181	171,045
7.50%, 04/15/25		32	30,151

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc. 8.00%, 12/15/25(b)	USD	815	$826,581
6.25%, 03/15/26(b)		6,141	5,956,770
6.38%, 06/15/26		46	43,459
7.50%, 03/15/27		105	99,960
4.63%, 01/15/29		457	367,899
4.88%, 05/01/29		300	242,491
Triumph Group, Inc., 8.88%, 06/01/24(b)		685	676,705

			12,444,732

Airlines — 2.0%
Air Canada, 3.88%, 08/15/26(b)		464	398,460
Air France-KLM, 3.88%, 07/01/26(e)	EUR	100	79,599
Allegiant Travel Co., 7.25%, 08/15/27(b)	USD	113	106,503
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24		622	614,696
American Airlines, Inc., 11.75%, 07/15/25(b)		596	622,427
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		775	727,490
5.75%, 04/20/29		1,304	1,137,569
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		151	114,617
Azul Investments LLP, 5.88%, 10/26/24(e)		200	145,500
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)		9	8,568
Deutsche Lufthansa AG, 3.50%, 07/14/29(e)	EUR	100	71,772
Finnair OYJ, 4.25%, 05/19/25(e)		100	76,444
Gol Finance SA, 7.00%, 01/31/25(b)	USD	200	92,725
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)		249	219,616
International Consolidated Airlines Group SA, 2.75%, 03/25/25(e)	EUR	100	81,526
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	USD	720	704,819
United Airlines Pass-Through Trust Series 2015-1, Class A, 3.70%, 06/01/24		2,430	2,420,730
Series 2020-1, Class A, 5.88%, 04/15/29		576	555,073
Series 2020-1, Class B, 4.88%, 07/15/27		40	37,172

United Airlines, Inc.(b)
4.38%, 04/15/26		535	477,487
4.63%, 04/15/29		619	512,185

			9,204,978

Auto Components — 1.2%
Aptiv PLC, 4.40%, 10/01/46		240	175,704
Clarios Global LP, 6.75%, 05/15/25(b)		486	475,906
Clarios Global LP/Clarios U.S. Finance Co.(b) 6.25%, 05/15/26		1,409	1,345,595
8.50%, 05/15/27		2,669	2,547,534
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		334	293,927
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)		111	80,037
Faurecia SE, 2.75%, 02/15/27(e)	EUR	100	75,219
Goodyear Tire & Rubber Co. 5.00%, 07/15/29	USD	147	120,003
5.63%, 04/30/33		109	87,336
ZF Finance GmbH(e) 3.00%, 09/21/25	EUR	100	86,737
2.00%, 05/06/27		100	75,701

			5,363,699

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles — 1.9%
Allison Transmission, Inc., 5.88%, 06/01/29(b)	USD	276	$249,780
Asbury Automotive Group, Inc.
4.50%, 03/01/28		129	109,005
4.75%, 03/01/30		124	96,842
5.00%, 02/15/32(b)		157	120,899
Carvana Co.(b)
5.50%, 04/15/27		290	158,050
4.88%, 09/01/29		224	109,200
Constellation Automotive Financing PLC, 4.88%, 07/15/27(e)	GBP	100	75,646
Ford Motor Co.
0.00%, 03/15/26(h)(i)	USD	406	371,287
4.35%, 12/08/26		11	10,095
3.25%, 02/12/32		623	448,766
6.10%, 08/19/32		179	157,806
5.29%, 12/08/46		48	33,840
Ford Motor Credit Co. LLC
3.35%, 11/01/22		215	214,697
3.81%, 01/09/24		629	608,558
4.69%, 06/09/25		200	185,599
5.13%, 06/16/25		490	462,369
4.13%, 08/04/25		411	373,003
3.38%, 11/13/25		200	176,701
4.39%, 01/08/26		400	362,043
2.70%, 08/10/26		295	244,670
4.95%, 05/28/27		200	178,556
3.82%, 11/02/27		400	336,000
2.90%, 02/16/28		295	231,861
5.11%, 05/03/29		526	456,410
4.00%, 11/13/30		200	156,000
3.63%, 06/17/31		400	297,180
General Motors Financial Co., Inc., 2.70%, 08/20/27		1,500	1,270,078
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)		45	36,234
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(e)	EUR	100	63,463
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	USD	122	99,709
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		292	226,115
Lithia Motors, Inc., 3.88%, 06/01/29(b)		131	105,128
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		178	122,722
Penske Automotive Group, Inc.
3.50%, 09/01/25		214	195,897
3.75%, 06/15/29		69	54,841
Renault SA, 2.38%, 05/25/26(e)	EUR	100	81,700
Sonic Automotive, Inc., 4.63%, 11/15/29(b)	USD	59	46,315
TML Holdings Pte. Ltd., 4.35%, 06/09/26(e)		200	167,600
Wabash National Corp., 4.50%, 10/15/28(b)		220	170,545

			8,865,210

Banks — 1.3%
Banco BPM SpA, (5 year EUR Swap + 3.17%), 2.88%, 06/29/31(a)(e)	EUR	100	78,796
Banco Espirito Santo SA(e)(f)(j)
0.00%, 01/15/22(a)		100	11,761
0.00%, 01/21/22		100	11,761
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%(a)(e)(k)	USD	201	177,357
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(e)(k)		200	191,000
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(a)(e)(k)		250	240,281

Security		Par (000)	Value

Banks (continued)
Grupo Aval Ltd., 4.38%, 02/04/30(b)	USD	200	$143,875
Intesa Sanpaolo SpA(b)
5.02%, 06/26/24		2,442	2,276,954
5.71%, 01/15/26		200	181,903
Krung Thai Bank PCL, (5 year CMT + 3.53%), 4.40%(a)(e)(k)		202	162,610
NBK Tier 1 Ltd., 3.63%(a)(b)(k)		279	237,551
Standard Chartered PLC, (3 mo. LIBOR US + 1.08%), 3.89%, 03/15/24(a)(b)		1,500	1,485,250
SVB Financial Group, Series D, (5 year CMT + 3.07%), 4.25%(a)(k)		1,000	736,122
Wells Fargo & Co., Series BB, (5 year CMT + 3.45%), 3.90%(a)(k)		365	308,653

			6,243,874

Beverages — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		800	695,264
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(l)		633	433,746
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		2,234	1,636,077
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
4.75%, 07/15/27	GBP	100	72,324
5.25%, 08/15/27	USD	252	157,684
Ball Corp.
2.88%, 08/15/30		36	27,628
3.13%, 09/15/31		377	284,164
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)		211	185,548
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		34	34,000
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		794	754,300
OI European Group BV, 2.88%, 02/15/25(e)	EUR	100	87,714
Silgan Holdings, Inc., 4.13%, 02/01/28	USD	84	74,508
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		1,004	897,947
8.50%, 08/15/27		1,367	1,206,805

			6,547,709

Biotechnology — 0.0%
Cidron Aida Finco SARL, 5.00%, 04/01/28(e)	EUR	100	80,247

Building Materials(b) — 0.5%
James Hardie International Finance DAC, 5.00%, 01/15/28	USD	200	180,622
Jeld-Wen, Inc., 6.25%, 05/15/25		146	137,240
Masonite International Corp.
Class C, 5.38%, 02/01/28		101	89,338
Class C, 3.50%, 02/15/30		214	163,604
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		81	66,949
9.75%, 07/15/28		38	32,054
SRM Escrow Issuer LLC, 6.00%, 11/01/28		503	408,808
Standard Industries, Inc.
5.00%, 02/15/27		174	153,974
4.75%, 01/15/28		80	67,590
4.38%, 07/15/30		683	522,495

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials (continued)
Standard Industries, Inc. (continued)
3.38%, 01/15/31	USD	283	$199,034
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		235	206,800

			2,228,508

Building Products(b) — 0.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27		218	200,482
6.38%, 06/15/30		499	483,456
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		123	99,619
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28		207	170,610
Foundation Building Materials, Inc., 6.00%, 03/01/29		111	81,010
GYP Holdings III Corp., 4.63%, 05/01/29		237	180,274
LBM Acquisition LLC, 6.25%, 01/15/29		122	82,655
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		87	71,989
SRS Distribution, Inc.
4.63%, 07/01/28		516	443,239
6.13%, 07/01/29		493	395,929
6.00%, 12/01/29		566	451,396
White Cap Buyer LLC, 6.88%, 10/15/28		1,055	860,838
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(l)		210	177,912

			3,699,409

Capital Markets — 1.2%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		77	72,380
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(k)		2,835	2,082,543
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		214	167,932
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		394	368,209
5.25%, 05/15/27		674	590,094
4.38%, 02/01/29		295	237,440
Kane Bidco Ltd., 6.50%, 02/15/27(e)	GBP	100	95,778
NFP Corp.(b)
4.88%, 08/15/28	USD	595	507,722
6.88%, 08/15/28		1,373	1,070,940
SURA Asset Management SA, 4.88%, 04/17/24(e)		188	182,689

			5,375,727

Chemicals — 1.8%
Alpek SAB de CV, 3.25%, 02/25/31(b)		200	147,350
Ashland LLC, 3.38%, 09/01/31(b)		296	228,783
Avient Corp., 7.13%, 08/01/30(b)		164	151,360
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		447	350,426
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		170	151,442
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		200	132,500
Celanese U.S. Holdings LLC, 6.17%, 07/15/27		275	260,261
Diamond BC BV, 4.63%, 10/01/29(b)		558	388,268
Element Solutions, Inc., 3.88%, 09/01/28(b)(m)		1,433	1,153,852
EverArc Escrow SARL, 5.00%, 10/30/29(b)		550	443,985
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		165	167,269
HB Fuller Co., 4.25%, 10/15/28		110	92,554
Herens Holdco SARL, 4.75%, 05/15/28(b)		612	489,600
Herens Midco SARL, 5.25%, 05/15/29(e)	EUR	100	61,344
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	368	305,440

Security		Par (000)	Value

Chemicals (continued)
Ingevity Corp., 3.88%, 11/01/28(b)	USD	84	$69,450
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(l)		259	204,610
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		113	84,750
Lune Holdings SARL, 5.63%, 11/15/28(e)	EUR	100	73,533
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	USD	169	147,085
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(e)	EUR	100	88,695
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	67	62,955
Sasol Financing USA LLC, 5.50%, 03/18/31		200	149,600
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)		239	184,627
Scotts Miracle-Gro Co.
4.00%, 04/01/31		169	118,976
4.38%, 02/01/32		27	19,202
WESCO Distribution, Inc.(b)
7.13%, 06/15/25		676	676,372
7.25%, 06/15/28		636	622,931
WR Grace Holdings LLC(b)
5.63%, 10/01/24		216	210,060
5.63%, 08/15/29		1,331	998,250

			8,235,530

Commercial Services & Supplies — 0.8%
ADT Security Corp.
4.13%, 06/15/23		9	8,917
4.13%, 08/01/29(b)		27	22,410
4.88%, 07/15/32(b)		44	35,484
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		200	169,086
APX Group, Inc., 5.75%, 07/15/29(b)		268	211,874
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)		36	29,561
Fortress Transportation & Infrastructure Investors LLC(b) 6.50%, 10/01/25		57	53,546
5.50%, 05/01/28		310	247,957
Garden Spinco Corp., 8.63%, 07/20/30(b)		199	205,593
Herc Holdings, Inc., 5.50%, 07/15/27(b)		362	325,800
Hertz Corp.(b)
4.63%, 12/01/26		126	102,358
5.00%, 12/01/29		101	75,119
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		214	166,920
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		239	199,204
Prime Security Services Borrower LLC/Prime Finance, Inc.(b) 5.25%, 04/15/24		141	136,065
5.75%, 04/15/26		480	451,651
6.25%, 01/15/28		180	153,607
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		187	183,441
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		653	539,456
United Rentals North America, Inc. 5.50%, 05/15/27		170	164,280
5.25%, 01/15/30		161	145,710
Williams Scotsman International, Inc., 4.63%, 08/15/28(b)		243	212,612

			3,840,651

Communications Equipment — 0.5%
Avaya, Inc., 6.13%, 09/15/28(b)		481	239,297
Ciena Corp., 4.00%, 01/31/30(b)		104	86,840
CommScope Technologies LLC, 6.00%, 06/15/25(b)		713	633,465

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment (continued)
CommScope, Inc.(b) 6.00%, 03/01/26	USD	132	$121,535
8.25%, 03/01/27		86	71,057
7.13%, 07/01/28		138	106,524
4.75%, 09/01/29		416	339,315
Nokia OYJ, 4.38%, 06/12/27		149	134,286
Viasat, Inc.(b) 5.63%, 09/15/25		270	209,604
5.63%, 04/15/27		67	55,742
6.50%, 07/15/28		161	107,065
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		355	284,028

			2,388,758

Construction Materials(b) — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/28		281	245,813
3.88%, 11/15/29		59	46,216
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		109	94,515
H&E Equipment Services, Inc., 3.88%, 12/15/28		58	45,530
IAA, Inc., 5.50%, 06/15/27		372	339,450
Picasso Finance Sub, Inc., 6.13%, 06/15/25		403	394,988
Thor Industries, Inc., 4.00%, 10/15/29		107	80,416
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26		672	403,200
Winnebago Industries, Inc., 6.25%, 07/15/28		76	70,300

			1,720,428

Consumer Discretionary — 1.3%
APi Group DE, Inc.(b) 4.13%, 07/15/29		132	104,610
4.75%, 10/15/29		100	82,865
Carnival Corp. 10.13%, 02/01/26(e)	EUR	100	96,535
10.50%, 02/01/26(b)	USD	669	661,915
5.75%, 03/01/27(b)		939	657,816
9.88%, 08/01/27(b)		381	373,380
4.00%, 08/01/28(b)		694	559,878
6.00%, 05/01/29(b)		313	205,506
CoreLogic, Inc., 4.50%, 05/01/28(b)		511	347,480
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		91	77,926
Life Time, Inc. (b) 5.75%, 01/15/26		258	234,780
8.00%, 04/15/26		215	183,825
NCL Corp. Ltd., 5.88%, 03/15/26(b)		253	192,467
NCL Finance Ltd., 6.13%, 03/15/28(b)		261	192,481
Nielsen Finance LLC/Nielsen Finance Co.(b) 5.63%, 10/01/28		479	475,421
5.88%, 10/01/30		192	191,206
Royal Caribbean Cruises Ltd.(b) 10.88%, 06/01/23		90	92,025
9.13%, 06/15/23		153	155,677
11.50%, 06/01/25		120	127,500
5.50%, 08/31/26		91	69,615
11.63%, 08/15/27		176	160,164
5.50%, 04/01/28		178	124,714
8.25%, 01/15/29(m)		191	185,913

Security		Par (000)	Value

Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd.(b) (continued) 9.25%, 01/15/29(m)	USD	262	$258,163
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		183	142,283

			5,954,145

Consumer Finance — 1.2%
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(k)		735	566,447
Equifax, Inc., 2.60%, 12/15/25		59	53,954
HealthEquity, Inc., 4.50%, 10/01/29(b)		636	537,255
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(b)		220	181,596
Navient Corp. 7.25%, 09/25/23		77	76,701
6.13%, 03/25/24		86	83,743
5.88%, 10/25/24		82	77,700
5.50%, 03/15/29		278	211,321
OneMain Finance Corp. 6.88%, 03/15/25		226	212,406
7.13%, 03/15/26		305	274,928
3.50%, 01/15/27		304	236,808
6.63%, 01/15/28		240	205,920
5.38%, 11/15/29		38	29,450
4.00%, 09/15/30		110	77,188
Sabre Global, Inc.(b) 9.25%, 04/15/25		164	157,015
7.38%, 09/01/25		252	225,699
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		431	393,018
Shift4 Payments, Inc., 0.00%, 12/15/25(h)(i)		174	153,555
SLM Corp., 3.13%, 11/02/26		173	143,204
Verscend Escrow Corp., 9.75%, 08/15/26(b)		1,817	1,753,405

			5,651,313

Containers & Packaging — 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b) 6.00%, 06/15/27		400	376,681
3.25%, 09/01/28		200	163,192
Clydesdale Acquisition Holdings, Inc.(b) 6.63%, 04/15/29		532	484,088
8.75%, 04/15/30		377	311,790
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	177,553
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		424	394,909
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)		60	48,234
Graphic Packaging International LLC(b) 4.75%, 07/15/27		89	81,483
3.50%, 03/15/28		17	14,455
3.50%, 03/01/29		61	50,180
Klabin Austria GmbH, 3.20%, 01/12/31(b)		200	145,500
LABL, Inc., 5.88%, 11/01/28(b)		261	211,384
Sealed Air Corp.(b) 5.13%, 12/01/24		46	44,390
4.00%, 12/01/27		73	63,171
Suzano Austria GmbH, 3.13%, 01/15/32		71	50,809

			2,617,819

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services — 1.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b) 6.63%, 07/15/26	USD	1,737	$1,548,101
9.75%, 07/15/27		601	494,010
6.00%, 06/01/29		1,356	875,127
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		1,348	1,029,215
Clarivate Science Holdings Corp.(b) 3.88%, 07/01/28		631	520,449
4.88%, 07/01/29		434	339,822
Garda World Security Corp., 4.63%, 02/15/27(b)		132	113,189
Graham Holdings Co., 5.75%, 06/01/26(b)		140	135,757
Rekeep SpA, 7.25%, 02/01/26(e)	EUR	100	85,754
Service Corp. International 5.13%, 06/01/29	USD	238	216,290
3.38%, 08/15/30		263	205,690
4.00%, 05/15/31		333	267,795
Sotheby’s, 7.38%, 10/15/27(b)		451	414,239

			6,245,438

Diversified Financial Services — 2.8%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		403	336,505
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		200	186,500
Barclays PLC 3.65%, 03/16/25		3,600	3,404,103
5.20%, 05/12/26		200	190,114
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(k)		1,500	960,293
Central Garden & Pet Co. 4.13%, 10/15/30		194	154,419
4.13%, 04/30/31(b)		177	139,166
Citigroup, Inc.(a)(k)
(5 year CMT + 3.42%), 3.88%		2,000	1,649,260
Series W, (5 year CMT + 3.60%), 4.00%		155	130,588
Series Y, (5 year CMT + 3.00%), 4.15%		490	389,550
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/27(l)		210	28,401
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(e)	GBP	100	87,091
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(l)	USD	232	174,165
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(a)(k)		730	660,650
HSBC Holdings PLC 4.38%, 11/23/26		395	367,677
(5 year CMT + 3.22%), 4.00%(a)(k)		290	232,000
(5 year USD ICE Swap + 4.37%), 6.38%(a)(k)		1,250	1,126,187
Intrum AB, 3.00%, 09/15/27(e)	EUR	100	72,524
ION Trading Technologies SARL, 5.75%, 05/15/28(b)	USD	200	163,000
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		325	239,687
JPMorgan Chase & Co., (1 day SOFR + 2.58%), 5.72%, 09/14/33(a)		195	184,401
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b) 4.25%, 02/01/27		170	136,885
4.75%, 06/15/29		67	50,160
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(a)(k)		450	403,755

Security		Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley, 4.00%, 07/23/25	USD	965	$934,019
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		300	175,931
OWL Rock Core Income Corp., 7.75%, 09/16/27(b)		201	197,948
Spectrum Brands, Inc.(b) 5.00%, 10/01/29		141	112,164
5.50%, 07/15/30		154	120,418

			13,007,561

Diversified Telecommunication Services — 3.2%
AT&T, Inc., 4.30%, 02/15/30		1,350	1,233,458
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		489	365,528
Frontier Communications Holdings LLC, 8.75%, 05/15/30(b)		300	300,192
Level 3 Financing, Inc.(b) 3.40%, 03/01/27		88	73,700
4.63%, 09/15/27		202	167,171
4.25%, 07/01/28		785	612,308
3.63%, 01/15/29		136	100,693
3.75%, 07/15/29		380	278,350
Lumen Technologies, Inc. 5.13%, 12/15/26(b)		839	721,884
4.00%, 02/15/27(b)		718	602,961
4.50%, 01/15/29(b)		664	466,460
5.38%, 06/15/29(b)		455	338,139
Series U, 7.65%, 03/15/42		104	70,383
Series W, 6.75%, 12/01/23		512	522,005
Series Y, 7.50%, 04/01/24		266	273,980
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(l)		200	57,375
SoftBank Group Corp., 4.75%, 07/30/25(e)	EUR	100	88,791
Sprint Capital Corp. 6.88%, 11/15/28	USD	1,355	1,392,262
8.75%, 03/15/32		870	1,008,113
Switch Ltd.(b) 3.75%, 09/15/28		312	310,050
4.13%, 06/15/29		616	610,109
Telecom Italia Capital SA 6.38%, 11/15/33		222	172,589
6.00%, 09/30/34		432	321,935
7.20%, 07/18/36		98	76,801
7.72%, 06/04/38		44	35,105
Telecom Italia SpA 4.00%, 04/11/24(e)	EUR	150	141,786
5.30%, 05/30/24(b)	USD	200	188,838
1.63%, 01/18/29(e)	EUR	100	69,100
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)	USD	89	70,307
Verizon Communications, Inc. 2.36%, 03/15/32		169	129,594
3.70%, 03/22/61		1,000	678,879
Zayo Group Holdings, Inc.(b) 4.00%, 03/01/27		3,087	2,477,163
6.13%, 03/01/28		1,772	1,243,194

			15,199,203

Electric Utilities — 0.6%
Black Hills Corp., 3.15%, 01/15/27		305	279,243
Comision Federal de Electricidad, 4.88%, 01/15/24(e).		200	195,500

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)	USD	200	$143,250
Enel Finance International NV, 3.63%, 05/25/27(b)		900	807,155
Exelon Corp., 3.40%, 04/15/26		140	131,782
FirstEnergy Corp. 2.65%, 03/01/30		87	70,253
Series B, 2.25%, 09/01/30		21	16,156
Series C, 3.40%, 03/01/50		698	457,190
FirstEnergy Transmission LLC(b)
5.45%, 07/15/44		458	414,193
4.55%, 04/01/49		163	127,316
NextEra Energy Operating Partners LP(b) 4.25%, 07/15/24		170	162,796
4.25%, 09/15/24		9	8,595
Pike Corp., 5.50%, 09/01/28(b)		80	64,800
Texas Competitive Electric Holdings, 1.00%, 11/10/21(a)(d)(f)(j)		780	—

			2,878,229

Electrical Equipment(b) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		416	382,720
GrafTech Finance, Inc., 4.63%, 12/15/28		136	101,660

			484,380

Electronic Equipment, Instruments & Components — 0.4%
BWX Technologies, Inc.(b) 4.13%, 06/30/28		268	234,066
4.13%, 04/15/29		208	179,926
CDW LLC/CDW Finance Corp. 3.28%, 12/01/28		55	45,899
3.25%, 02/15/29		72	58,470
Energizer Holdings, Inc.(b) 4.75%, 06/15/28		140	110,921
4.38%, 03/31/29		19	14,094
Imola Merger Corp., 4.75%, 05/15/29(b)		510	430,261
Vertiv Group Corp., 4.13%, 11/15/28(b)		920	740,600
Xerox Corp., 4.80%, 03/01/35		2	1,303

			1,815,540

Energy Equipment & Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.(b) 6.88%, 04/01/27		139	124,486
6.25%, 04/01/28		729	640,787
Halliburton Co., 3.80%, 11/15/25		3	2,889
Nabors Industries, Inc., 5.75%, 02/01/25		288	260,727
Petroleos Mexicanos
8.75%, 06/02/29(b)		235	199,226
6.70%, 02/16/32		271	189,266
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		263	241,960
6.88%, 09/01/27		406	368,983
Vallourec SA, 8.50%, 06/30/26(e)	EUR	25	22,844
Weatherford International Ltd.(b)
11.00%, 12/01/24	USD	16	16,280
6.50%, 09/15/28		166	149,400
8.63%, 04/30/30		208	181,136

			2,397,984

Security		Par (000)	Value

Entertainment(b) — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29	USD	74	$57,165
Lindblad Expeditions LLC, 6.75%, 02/15/27		305	268,400
NCL Corp. Ltd., 7.75%, 02/15/29		109	82,262

			407,827

Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc.(b) 4.88%, 07/15/27		250	227,887
5.13%, 07/15/29		129	118,768
Covanta Holding Corp. 4.88%, 12/01/29(b)		107	86,484
5.00%, 09/01/30		105	82,294
GFL Environmental, Inc.(b) 4.25%, 06/01/25		86	80,652
3.75%, 08/01/25		136	124,440
5.13%, 12/15/26		501	466,554
4.00%, 08/01/28		431	359,230
3.50%, 09/01/28		198	166,975
4.75%, 06/15/29		378	318,465
4.38%, 08/15/29		317	264,308
Stericycle, Inc., 3.88%, 01/15/29(b)		162	134,156
Tervita Corp., 11.00%, 12/01/25(b)		114	122,835
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		601	527,997

			3,081,045

Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50		450	335,464
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		178	145,947
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)		47	38,658
ERP Operating LP, 3.38%, 06/01/25		1,015	965,005
Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27(b)		142	110,763
Iron Mountain, Inc.(b) 5.25%, 07/15/30		172	142,325
5.63%, 07/15/32		417	333,600
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24(e)		229	160,300
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27		66	57,041
4.63%, 08/01/29		433	348,379
3.50%, 03/15/31		1,400	974,750
RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/27		678	589,860
4.50%, 02/15/29(b)		179	148,520
RLJ Lodging Trust LP(b) 3.75%, 07/01/26		135	115,298
4.00%, 09/15/29		97	75,987
Trust Fibra Uno, 5.25%, 01/30/26(b)		200	181,037
Ventas Realty LP, 4.13%, 01/15/26		650	621,988
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(b)		50	41,945

			5,386,867

Food & Staples Retailing — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC(b) 3.25%, 03/15/26		582	511,192
7.50%, 03/15/26		107	107,638

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC (b) (continued) 4.63%, 01/15/27	USD	766	$684,667
5.88%, 02/15/28		320	295,200
4.88%, 02/15/30		214	181,046
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(e)	GBP	100	84,022
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	434	413,034
Kraft Heinz Foods Co. 6.50%, 02/09/40		155	155,758
4.88%, 10/01/49		397	327,202
5.50%, 06/01/50		691	621,609
Lamb Weston Holdings, Inc. (b) 4.88%, 05/15/28		257	233,132
4.13%, 01/31/30		312	264,027
4.38%, 01/31/32		216	178,470
Ocado Group PLC, 3.88%, 10/08/26(e)	GBP	100	81,443
Performance Food Group, Inc., 4.25%, 08/01/29(b)	USD	395	328,877
Post Holdings, Inc. (b) 5.75%, 03/01/27		89	84,889
5.50%, 12/15/29		261	225,635
4.63%, 04/15/30		118	96,908
U.S. Foods, Inc. (b) 4.75%, 02/15/29		335	286,760
4.63%, 06/01/30		39	32,273

			5,193,782

Food Products — 0.6%
Aramark Services, Inc. (b) 5.00%, 04/01/25		435	415,450
6.38%, 05/01/25		188	184,240
5.00%, 02/01/28		479	426,650
BRF SA, 4.88%, 01/24/30(e)		200	156,975
Chobani LLC/Chobani Finance Corp., Inc. (b) 7.50%, 04/15/25		840	768,449
4.63%, 11/15/28		480	408,259
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 3.75%, 12/01/31(b)		280	224,151
Pilgrim’s Pride Corp., 3.50%, 03/01/32(b)		175	131,927
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		284	232,170

			2,948,271

Gas Utilities — 0.0%
DCP Midstream Operating LP, 5.63%, 07/15/27		49	47,327
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		51	43,748
Suburban Propane Partners LP/Suburban Energy
Finance Corp., 5.00%, 06/01/31(b)		91	74,693

			165,768

Health Care Equipment & Supplies(b) — 0.2%
Avantor Funding, Inc. 4.63%, 07/15/28		872	776,032
3.88%, 11/01/29		185	150,257
Embecta Corp., 6.75%, 02/15/30		152	140,329
Hologic, Inc., 3.25%, 02/15/29		46	37,618

			1,104,236

Health Care Providers & Services — 3.2%
180 Medical, Inc., 3.88%, 10/15/29(b)		200	165,694
Acadia Healthcare Co., Inc. (b) 5.50%, 07/01/28		115	104,942

Security		Par (000)	Value

Health Care Providers & Services (continued)
Acadia Healthcare Co., Inc.(b) (continued) 5.00%, 04/15/29	USD	55	$48,709
AdaptHealth LLC(b) 6.13%, 08/01/28		73	65,386
5.13%, 03/01/30		26	21,438
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		324	251,100
Cano Health LLC, 6.25%, 10/01/28(b)		125	118,076
Centene Corp. 2.45%, 07/15/28		687	559,369
4.63%, 12/15/29		1,058	950,719
3.00%, 10/15/30		652	516,345
2.50%, 03/01/31		1,077	811,823
2.63%, 08/01/31		334	251,727
CHS/Community Health Systems, Inc.(b) 8.00%, 03/15/26		98	84,847
5.63%, 03/15/27		345	265,546
6.00%, 01/15/29		474	348,384
5.25%, 05/15/30		84	58,485
Elevance Health, Inc., 2.75%, 10/15/42(h)		38	245,659
Encompass Health Corp. 4.50%, 02/01/28		15	12,847
4.75%, 02/01/30		510	419,565
4.63%, 04/01/31		211	166,744
HCA, Inc., 5.50%, 06/15/47		650	549,117
Legacy LifePoint Health LLC(b) 6.75%, 04/15/25		190	179,781
4.38%, 02/15/27		217	179,314
LifePoint Health, Inc., 5.38%, 01/15/29(b)		160	111,553
Medline Borrower LP(b) 3.88%, 04/01/29		487	390,423
5.25%, 10/01/29		1,208	912,040
ModivCare, Inc., 5.88%, 11/15/25(b)		61	56,298
Molina Healthcare, Inc.(b) 4.38%, 06/15/28		303	273,457
3.88%, 11/15/30		226	189,675
3.88%, 05/15/32		238	194,952
Owens & Minor, Inc., 6.63%, 04/01/30(b)		9	7,920
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		287	256,162
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		45	40,266
Surgery Center Holdings, Inc.(b) 6.75%, 07/01/25		611	564,656
10.00%, 04/15/27		621	603,916
Teleflex, Inc. 4.63%, 11/15/27		80	72,073
4.25%, 06/01/28(b)		331	287,894
Tenet Healthcare Corp. 4.63%, 07/15/24		204	197,264
4.63%, 09/01/24(b)		367	355,197
4.88%, 01/01/26(b)		1,618	1,503,559
6.25%, 02/01/27(b)		179	167,034
5.13%, 11/01/27(b)		614	550,934
4.63%, 06/15/28(b)		81	70,791
6.13%, 10/01/28(b)		183	160,324
4.25%, 06/01/29(b)		48	39,756
6.13%, 06/15/30(b)		353	323,348
UnitedHealth Group, Inc., 3.75%, 07/15/25		1,470	1,428,998

			15,134,107

Health Care Technology — 0.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		1,251	989,003

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology (continued)
Catalent Pharma Solutions, Inc.(b) 5.00%, 07/15/27	USD	365	$325,573
3.13%, 02/15/29		157	121,086
3.50%, 04/01/30		349	274,565
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc., 5.75%, 03/01/25(b)		804	799,132
Charles River Laboratories International, Inc.(b) 4.25%, 05/01/28		159	138,468
3.75%, 03/15/29		34	28,282
4.00%, 03/15/31		67	54,030
Chrome Bidco SASU, 3.50%, 05/31/28(e)	EUR	100	77,547
IQVIA, Inc.(b) 5.00%, 10/15/26	USD	463	441,173
5.00%, 05/15/27		437	407,503
Syneos Health, Inc., 3.63%, 01/15/29(b)		857	682,412

			4,338,774

Hotels, Restaurants & Leisure — 3.1%
1011778 BC ULC/New Red Finance, Inc.(b) 5.75%, 04/15/25		207	205,086
3.88%, 01/15/28		438	381,152
4.38%, 01/15/28		134	116,111
4.00%, 10/15/30		146	114,987
Accor SA, 0.70%, 12/07/27(e)(h)	EUR	31	11,658
Airbnb, Inc., 0.00%, 03/15/26(h)(i)	USD	307	254,196
Boyd Gaming Corp. 4.75%, 12/01/27		179	158,417
4.75%, 06/15/31(b)		376	304,447
Boyne USA, Inc., 4.75%, 05/15/29(b)		344	288,181
Caesars Entertainment, Inc.(b) 6.25%, 07/01/25		1,466	1,412,858
8.13%, 07/01/27		1,508	1,440,268
4.63%, 10/15/29		624	476,788
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		478	461,222
Carnival Corp., 7.63%, 03/01/26(b)		71	53,960
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		668	583,374
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		296	284,731
Champion Path Holdings Ltd., 4.50%, 01/27/26(e)		232	156,600
Churchill Downs, Inc.(b) 5.50%, 04/01/27		675	624,605
4.75%, 01/15/28		435	376,308
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b) 4.63%, 01/15/29		483	399,683
6.75%, 01/15/30		68	51,644
Fortune Star BVI Ltd., 6.75%, 07/02/23(e)		200	126,000
Hilton Domestic Operating Co., Inc. 5.38%, 05/01/25(b)		145	141,716
5.75%, 05/01/28(b)		112	104,720
3.75%, 05/01/29(b)		146	120,564
4.88%, 01/15/30		953	829,110
4.00%, 05/01/31(b)		281	227,141
3.63%, 02/15/32(b)		15	11,488
McDonald’s Corp., 3.70%, 01/30/26		405	390,439
Melco Resorts Finance Ltd., 5.25%, 04/26/26(e)		250	173,000
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		200	186,169
MGM China Holdings Ltd., 5.88%, 05/15/26(e)		250	203,125

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
MGM Resorts International 6.00%, 03/15/23	USD	416	$416,125
5.75%, 06/15/25		29	27,714
Midwest Gaming Borrower LLC/Midwest Gaming
Finance Corp., 4.88%, 05/01/29(b)		235	193,587
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b) 5.63%, 09/01/29		116	80,300
5.88%, 09/01/31		116	78,300
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		177	152,225
Royal Caribbean Cruises Ltd., 5.38%, 07/15/27(b)		206	151,521
Scientific Games International, Inc.(b) 8.63%, 07/01/25		203	207,829
7.00%, 05/15/28		174	164,056
7.25%, 11/15/29		51	47,466
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		269	268,887
Station Casinos LLC, 4.63%, 12/01/31(b)		277	209,214
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(e)	GBP	100	97,419
Vail Resorts, Inc., 6.25%, 05/15/25(b)	USD	154	151,909
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b) .		158	138,886
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp., 5.25%, 05/15/27(b)		192	168,998
Wynn Macau Ltd., 5.50%, 01/15/26(e)		347	260,909
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b) 7.75%, 04/15/25		239	233,458
5.13%, 10/01/29		618	499,468
Yum! Brands, Inc. 4.75%, 01/15/30(b)		196	171,286
3.63%, 03/15/31		96	76,723
5.38%, 04/01/32		38	33,692
5.35%, 11/01/43		71	56,378

			14,556,098

Household Durables — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b) 4.63%, 08/01/29		100	72,605
4.63%, 04/01/30		145	103,842
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b) 5.00%, 06/15/29		208	153,976
4.88%, 02/15/30		412	304,989
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		253	229,324
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		219	210,240
Mattamy Group Corp., 4.63%, 03/01/30(b)		199	151,975
Meritage Homes Corp., 5.13%, 06/06/27		50	44,311
NCR Corp.(b) 5.75%, 09/01/27		220	199,318
5.00%, 10/01/28		110	86,546
5.13%, 04/15/29		145	108,753
6.13%, 09/01/29		92	79,214
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		330	195,525
Taylor Morrison Communities, Inc.(b) 5.88%, 06/15/27		245	228,156
5.13%, 08/01/30		54	43,589
Tempur Sealy International, Inc.(b) 4.00%, 04/15/29		224	176,518

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Tempur Sealy International, Inc.(b) (continued)
3.88%, 10/15/31	USD	180	$131,850
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/24		11	10,782
Tri Pointe Homes, Inc., 5.25%, 06/01/27		15	12,971

			2,544,484

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/22(a)(d)(f)(j)		200	—
Energizer Holdings, Inc., 6.50%, 12/31/27(b)		117	103,860

			103,860

Independent Power and Renewable Electricity Producers — 0.8%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(e)		200	167,000
Calpine Corp.(b)
5.25%, 06/01/26		221	208,326
5.13%, 03/15/28		1,060	910,398
4.63%, 02/01/29		106	86,375
5.00%, 02/01/31		43	34,166
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		336	299,175
3.75%, 01/15/32		262	203,110
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)		211	171,105
Greenko Mauritius Ltd., 6.25%, 02/21/23(e)		200	195,500
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(e)		200	166,250
NRG Energy, Inc.
6.63%, 01/15/27		720	705,072
5.75%, 01/15/28		63	58,141
5.25%, 06/15/29(b)		253	221,375
3.63%, 02/15/31(b)		277	216,060
3.88%, 02/15/32(b)		16	12,481
TerraForm Power Operating LLC(b)
5.00%, 01/31/28		96	84,579
4.75%, 01/15/30		186	157,873

			3,896,986

Industrial Conglomerates — 0.0%
OCP SA, 5.13%, 06/23/51(e)		200	125,600
Resideo Funding, Inc., 4.00%, 09/01/29(b)		59	47,553

			173,153

Insurance — 2.3%
Acrisure LLC/Acrisure Finance, Inc.,
6.00%, 08/01/29(b)		231	177,870
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		1,166	995,971
6.75%, 10/15/27		1,896	1,633,952
5.88%, 11/01/29		1,182	960,046
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		360	341,951
AmWINS Group, Inc., 4.88%, 06/30/29(b)		285	236,568
Aon Global Ltd., 3.88%, 12/15/25		1,115	1,071,313
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		330	303,582
HUB International Ltd.(b)
7.00%, 05/01/26		1,280	1,213,971
5.63%, 12/01/29		53	44,255

Security		Par (000)	Value

Insurance (continued)
NFP Corp., 7.50%, 10/01/30(b)	USD	105	$99,635
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		135	114,499
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(a)		3,500	3,395,000

			10,588,613

Interactive Media & Services — 0.3%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		110	85,800
Cablevision Lightpath LLC(b) 3.88%, 09/15/27		200	167,295
5.63%, 09/15/28		400	320,000
Iliad SA, 2.38%, 06/17/26(e)	EUR	100	86,303
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. (b) 4.75%, 04/30/27	USD	303	263,610
6.00%, 02/15/28		309	239,524
Twitter, Inc.(b) 3.88%, 12/15/27		295	276,629
5.00%, 03/01/30		142	136,080

			1,575,241

Internet Software & Services — 1.1%
ANGI Group LLC, 3.88%, 08/15/28(b)		262	184,793
Booking Holdings, Inc., 0.75%, 05/01/25(h)		228	273,896
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b) 5.25%, 12/01/27		303	279,069
3.50%, 03/01/29		204	166,848
Match Group Holdings II LLC(b) 4.63%, 06/01/28		157	137,179
5.63%, 02/15/29		177	161,165
4.13%, 08/01/30		198	162,608
3.63%, 10/01/31		207	156,285
NortonLifeLock, Inc., 7.13%, 09/30/30(b)		231	223,426
Uber Technologies, Inc. 7.50%, 05/15/25(b)		667	665,332
0.00%, 12/15/25(h)(i)		916	760,195
8.00%, 11/01/26(b)		311	310,509
7.50%, 09/15/27(b)		622	609,560
6.25%, 01/15/28(b)		402	373,860
4.50%, 08/15/29(b)		671	564,059

			5,028,784

IT Services — 1.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		150	127,857
Block, Inc., 3.50%, 06/01/31		1,224	948,986
Booz Allen Hamilton, Inc.(b) 3.88%, 09/01/28		272	233,992
4.00%, 07/01/29		391	334,524
CA Magnum Holdings, 5.38%, 10/31/26(b)		382	318,970
Camelot Finance SA, 4.50%, 11/01/26(b)		564	510,313
Condor Merger Sub, Inc., 7.38%, 02/15/30(b)		786	642,606
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		503	414,975
Fair Isaac Corp., 4.00%, 06/15/28(b)		366	311,861
Gartner, Inc.(b) 4.50%, 07/01/28		67	59,911
3.63%, 06/15/29		87	72,428
3.75%, 10/01/30		308	252,143
Global Payments, Inc., 4.95%, 08/15/27		100	95,274

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
International Business Machines Corp., 1.95%, 05/15/30	USD	500	$397,296
KBR, Inc., 4.75%, 09/30/28(b)		206	176,970
La Financiere Atalian SASU, 5.13%, 05/15/25(e)	EUR	100	92,982
Science Applications International Corp., 4.88%, 04/01/28(b)	USD	289	257,110
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		163	158,834
Twilio, Inc., 3.88%, 03/15/31		353	277,095
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		692	564,630

			6,248,757

Leisure Products — 0.1%
Mattel, Inc. 3.75%, 04/01/29(b)		74	62,219
6.20%, 10/01/40		219	206,143
5.45%, 11/01/41		278	232,905

			501,267

Machinery — 0.7%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(b)		108	89,549
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(l)		240	225,000
Madison IAQ LLC, 5.88%, 06/30/29(b)		647	450,674
Mueller Water Products, Inc., 4.00%, 06/15/29(b)		138	117,439
OT Merger Corp., 7.88%, 10/15/29(b)		115	77,912
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		167	163,209
Terex Corp., 5.00%, 05/15/29(b)		333	285,793
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		852	673,448
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)		400	335,000
TK Elevator Midco GmbH, 4.38%, 07/15/27(e)	EUR	205	168,262
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	1,033	878,267

			3,464,553

Media — 8.9%
Altice Financing SA 3.00%, 01/15/28(e)	EUR	100	73,688
5.00%, 01/15/28(b)	USD	378	291,166
5.75%, 08/15/29(b)		1,047	801,185
Altice France Holding SA, 10.50%, 05/15/27(b)		1,193	934,424
AMC Networks, Inc. 4.75%, 08/01/25		222	198,364
4.25%, 02/15/29		123	90,941
Block Communications, Inc., 4.88%, 03/01/28(b)		128	110,720
Cable One, Inc. 1.13%, 03/15/28(h)		620	446,400
4.00%, 11/15/30(b)		298	231,966
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 05/01/27(b)		565	509,913
5.38%, 06/01/29(b)		731	639,859
6.38%, 09/01/29(b)		734	673,885
4.75%, 03/01/30(b)		287	232,829
4.50%, 08/15/30(b)		996	787,677
4.25%, 02/01/31(b)		764	586,019
4.75%, 02/01/32(b)		562	437,674
4.50%, 05/01/32		463	353,116
4.50%, 06/01/33(b)		260	192,080

Security		Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued) 4.25%, 01/15/34(b)	USD	991	$709,338
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%, 07/23/25		2,425	2,364,761
5.38%, 05/01/47		425	328,751
Clear Channel International BV, 6.63%, 08/01/25(b)		384	356,816
Clear Channel Outdoor Holdings, Inc.(b) 5.13%, 08/15/27		1,676	1,415,780
7.75%, 04/15/28		956	721,780
7.50%, 06/01/29		803	582,175
CMG Media Corp., 8.88%, 12/15/27(b)		617	471,366
Comcast Corp., 3.95%, 10/15/25		3,000	2,914,377
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		1,866	1,631,914
CSC Holdings LLC 5.25%, 06/01/24		123	113,775
6.50%, 02/01/29(b)		865	763,363
5.75%, 01/15/30(b)		660	469,105
4.13%, 12/01/30(b)		626	467,747
3.38%, 02/15/31(b)		257	181,185
4.50%, 11/15/31(b)		488	366,576
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)		459	395,709
Discovery Communications LLC 3.25%, 04/01/23		1,490	1,476,759
3.45%, 03/15/25		170	161,193
DISH DBS Corp. 7.75%, 07/01/26		601	461,009
5.25%, 12/01/26(b)		1,146	938,857
5.75%, 12/01/28(b)		893	674,876
Frontier Communications Holdings LLC (b) 5.88%, 10/15/27		267	239,293
5.00%, 05/01/28		598	513,204
6.75%, 05/01/29		573	472,725
6.00%, 01/15/30		266	208,976
GCI LLC, 4.75%, 10/15/28(b)		198	164,391
iHeartCommunications, Inc. 6.38%, 05/01/26		264	245,082
5.25%, 08/15/27(b)		122	104,218
4.75%, 01/15/28(b)		78	65,013
Iliad Holding SASU (b) 6.50%, 10/15/26		686	599,838
7.00%, 10/15/28		498	426,647
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(e)	EUR	100	76,596
Lamar Media Corp. 3.75%, 02/15/28	USD	39	34,067
4.00%, 02/15/30		126	105,573
LCPR Senior Secured Financing DAC(b) 6.75%, 10/15/27		360	298,800
5.13%, 07/15/29		768	578,355
Liberty Broadband Corp.(b)(h) 1.25%, 09/30/50		413	390,285
2.75%, 09/30/50		478	458,270
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(l)		359	139,646
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b) .		748	557,260

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	USD	200	$158,000
Live Nation Entertainment, Inc.(b) 4.88%, 11/01/24		31	29,988
6.50%, 05/15/27		1,285	1,236,491
4.75%, 10/15/27		186	161,482
3.75%, 01/15/28		196	166,110
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)		177	157,699
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(e)(k)		300	275,681
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) 5.00%, 08/15/27		412	359,903
4.25%, 01/15/29		144	113,112
4.63%, 03/15/30		15	11,687
Radiate Holdco LLC/Radiate Finance, Inc.(b) 4.50%, 09/15/26		1,150	943,265
6.50%, 09/15/28		2,120	1,478,700
Sable International Finance Ltd. 5.75%, 09/07/27(e)		245	214,069
5.75%, 09/07/27(b)		200	174,750
Scripps Escrow II, Inc., 3.88%, 01/15/29(b)		17	13,552
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		495	372,488
Sirius XM Radio, Inc.(b) 3.13%, 09/01/26		491	431,208
5.00%, 08/01/27		346	317,455
4.00%, 07/15/28		347	295,151
5.50%, 07/01/29		722	649,426
4.13%, 07/01/30		36	29,262
3.88%, 09/01/31		445	345,071
Stagwell Global LLC, 5.63%, 08/15/29(b)		101	83,080
Summer BC Holdco B SARL, 5.75%, 10/31/26(e)	EUR	100	83,324
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	200	173,454
Univision Communications, Inc.(b) 5.13%, 02/15/25		133	126,266
6.63%, 06/01/27		234	220,829
7.38%, 06/30/30		209	199,448
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		449	348,437
Videotron Ltd., 3.63%, 06/15/29(b)		262	212,217
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		754	609,798
VZ Secured Financing BV, 3.50%, 01/15/32(e)	EUR	100	70,074
WMG Acquisition Corp., 3.88%, 07/15/30(b)	USD	136	111,420
Ziggo Bond Co. BV(b) 6.00%, 01/15/27		199	166,165
5.13%, 02/28/30		225	160,875
Ziggo BV, 4.88%, 01/15/30(b)		200	158,000

			41,895,294

Metals & Mining — 1.7%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(e)		250	246,563
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	155,475
Arconic Corp.(b) 6.00%, 05/15/25		332	319,572
6.13%, 02/15/28		378	333,899
ATI, Inc. 4.88%, 10/01/29		101	83,857
5.13%, 10/01/31		273	223,022

Security		Par (000)	Value

Metals & Mining (continued)
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	USD	922	$848,590
Carpenter Technology Corp. 6.38%, 07/15/28		44	40,806
7.63%, 03/15/30		303	291,728
Commercial Metals Co. 4.13%, 01/15/30		70	57,471
4.38%, 03/15/32		75	59,250
Constellium SE(b) 5.88%, 02/15/26		588	539,490
5.63%, 06/15/28		500	410,077
3.75%, 04/15/29		756	551,941
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(b)		405	347,996
JSW Steel Ltd., 5.95%, 04/18/24(e)		200	190,750
Kaiser Aluminum Corp.(b) 4.63%, 03/01/28		191	155,841
4.50%, 06/01/31		347	253,914
Mineral Resources Ltd., 8.50%, 05/01/30(b)		128	123,699
New Gold, Inc., 7.50%, 07/15/27(b)		545	430,550
Novelis Corp.(b) 3.25%, 11/15/26		650	542,574
4.75%, 01/30/30		951	779,820
3.88%, 08/15/31		571	425,920
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(e)	EUR	200	153,917
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)	USD	122	102,906
thyssenkrupp AG, 2.88%, 02/22/24(e)	EUR	84	77,220
U.S. Steel Corp., 6.88%, 03/01/29	USD	246	223,577
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(e)		200	166,413

			8,136,838

Multiline Retail — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		396	363,865

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc., 3.90%, 10/01/25		285	279,028
Entegris, Inc.(b) 4.38%, 04/15/28		246	208,564
3.63%, 05/01/29		112	88,632

			576,224

Oil, Gas & Consumable Fuels — 8.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		728	703,496
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b) 5.75%, 03/01/27		298	275,610
5.75%, 01/15/28		59	53,690
5.38%, 06/15/29		206	181,877
Apache Corp. 4.25%, 01/15/30		205	179,273
5.10%, 09/01/40		269	217,154
5.35%, 07/01/49		137	107,545
Arcosa, Inc., 4.38%, 04/15/29(b)		374	317,900
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b) 9.00%, 11/01/27		639	779,455
5.88%, 06/30/29		291	258,990
Buckeye Partners LP 4.13%, 03/01/25(b)		262	239,796

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP (continued) 5.85%, 11/15/43	USD	145	$107,409
5.60%, 10/15/44		86	60,371
Callon Petroleum Co. 6.38%, 07/01/26		119	107,230
8.00%, 08/01/28(b)		583	537,818
7.50%, 06/15/30(b)		549	480,652
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(e)(h)	EUR	100	63,844
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)	USD	558	530,488
Cheniere Energy Partners LP 4.50%, 10/01/29		812	714,877
4.00%, 03/01/31		750	628,860
3.25%, 01/31/32		607	466,088
Chesapeake Energy Corp.(b) 5.88%, 02/01/29		41	38,022
6.75%, 04/15/29		459	440,007
Citgo Holding, Inc., 9.25%, 08/01/24(b)		228	226,235
Civitas Resources, Inc., 5.00%, 10/15/26(b)		88	79,946
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		96	75,351
CNX Resources Corp. 2.25%, 05/01/26(h)		298	412,581
6.00%, 01/15/29(b)		110	100,375
7.38%, 01/15/31(b)		205	200,505
Colgate Energy Partners III LLC(b) 7.75%, 02/15/26		509	499,597
5.88%, 07/01/29		353	315,098
Comstock Resources, Inc.(b) 6.75%, 03/01/29		647	596,733
5.88%, 01/15/30		543	472,929
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		1,367	1,157,200
Crescent Energy Finance LLC, 7.25%, 05/01/26(b)		708	636,081
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b) 5.63%, 05/01/27		52	47,060
6.00%, 02/01/29		47	42,065
8.00%, 04/01/29		90	86,625
CrownRock LP/CrownRock Finance, Inc.(b) 5.63%, 10/15/25		685	655,798
5.00%, 05/01/29		44	38,822
DCP Midstream Operating LP 5.13%, 05/15/29		52	48,725
6.45%, 11/03/36(b)		162	148,004
6.75%, 09/15/37(b)		295	286,043
DT Midstream, Inc.(b) 4.13%, 06/15/29		384	324,480
4.38%, 06/15/31		518	427,205
Dycom Industries, Inc., 4.50%, 04/15/29(b)		102	85,953
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)		307	289,348
Ecopetrol SA, 4.13%, 01/16/25		198	180,341
eG Global Finance PLC 6.75%, 02/07/25(b)		396	357,200
6.25%, 10/30/25(e)	EUR	142	120,329
8.50%, 10/30/25(b)	USD	252	220,395
EIG Pearl Holdings SARL, 3.55%, 08/31/36(b)		244	193,980
Enbridge, Inc., (3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(a)		1,565	1,406,465
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)		386	367,132

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP 3.90%, 07/15/26	USD	235	$219,012
Series H, (5 year CMT + 5.69%), 6.50%(a)(k)		701	610,644
EnLink Midstream LLC 5.63%, 01/15/28(b)		348	325,380
5.38%, 06/01/29		339	310,185
6.50%, 09/01/30(b)		232	226,548
EnLink Midstream Partners LP 4.15%, 06/01/25		7	6,498
4.85%, 07/15/26		115	105,614
5.60%, 04/01/44		226	171,918
5.05%, 04/01/45		40	28,035
5.45%, 06/01/47		60	43,828
EQM Midstream Partners LP 6.00%, 07/01/25(b)		94	86,915
4.13%, 12/01/26		100	84,717
6.50%, 07/01/27(b)		364	336,368
4.50%, 01/15/29(b)		21	16,919
7.50%, 06/01/30(b)		84	79,378
4.75%, 01/15/31(b)		663	526,256
EQT Corp., 1.75%, 05/01/26(h)		101	278,327
Genesis Energy LP/Genesis Energy Finance Corp. 6.50%, 10/01/25		72	65,095
7.75%, 02/01/28		118	102,660
Gulfport Energy Corp., 8.00%, 05/17/26(b)		37	36,815
Harvest Midstream I LP, 7.50%, 09/01/28(b)		60	56,079
Hess Corp., 4.30%, 04/01/27		50	47,036
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		240	193,800
Hilcorp Energy I LP/Hilcorp Finance Co.(b) 6.25%, 11/01/28		145	133,789
5.75%, 02/01/29		60	52,456
6.00%, 04/15/30		27	23,531
6.00%, 02/01/31		16	13,862
Hilong Holding Ltd., 9.75%, 11/18/24(e)		207	86,940
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)		200	182,500
HTA Group Ltd., 7.00%, 12/18/25(b)		200	174,163
IHS Holding Ltd., 6.25%, 11/29/28(b)		200	153,975
Impulsora Pipeline LLC, 6.05%, 12/31/42(a)(d)		1,364	1,176,324
ITT Holdings LLC, 6.50%, 08/01/29(b)		343	266,089
Kinetik Holdings LP, 5.88%, 06/15/30(b)		553	506,359
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(e)		105	103,016
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		32	30,668
Matador Resources Co., 5.88%, 09/15/26		466	449,536
Medco Bell Pte. Ltd., 6.38%, 01/30/27(e)		250	197,813
MPLX LP, 4.25%, 12/01/27		185	172,230
Murphy Oil Corp. 5.75%, 08/15/25		25	24,108
5.88%, 12/01/27		56	52,345
6.13%, 12/01/42		29	23,066
Murphy Oil USA, Inc., 4.75%, 09/15/29		146	129,210
Nabors Industries Ltd.(b) 7.25%, 01/15/26		199	173,154
7.50%, 01/15/28		248	202,443
Nabors Industries, Inc., 7.38%, 05/15/27(b)		331	305,496
New Fortress Energy, Inc.(b) 6.75%, 09/15/25		743	703,770
6.50%, 09/30/26		1,162	1,073,572
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		171	152,123
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		227	229,425

13

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)	USD	837		$784,687
NuStar Logistics LP 6.00%, 06/01/26		163		149,208
6.38%, 10/01/30		25		21,392
Occidental Petroleum Corp. 6.95%, 07/01/24		63		64,733
8.00%, 07/15/25		36		38,160
5.88%, 09/01/25		117		117,354
8.88%, 07/15/30		100		111,330
6.63%, 09/01/30		713		723,695
7.50%, 05/01/31		94		98,230
6.45%, 09/15/36		179		179,000
6.20%, 03/15/40		899		869,782
6.60%, 03/15/46		64		65,920
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(b)(l)		—	(n)	33
Oil & Gas Holding Co. BSCC, 7.63%, 11/07/24(e)		200		198,040
PDC Energy, Inc. 6.13%, 09/15/24		75		73,813
5.75%, 05/15/26		235		217,408
Permian Resources Operating LLC 6.88%, 04/01/27(b)		46		44,503
3.25%, 04/01/28(h)		237		315,684
Pertamina Persero PT, 3.65%, 07/30/29(e)		384		332,232
Petroleos Mexicanos 6.50%, 03/13/27		237		198,464
5.95%, 01/28/31		273		183,756
6.75%, 09/21/47		57		31,635
Pioneer Natural Resources Co., 0.25%, 05/15/25(h)		179		387,714
Puma International Financing SA, 5.13%, 10/06/24(b)		200		189,000
Range Resources Corp. 5.00%, 03/15/23		189		188,356
4.88%, 05/15/25		14		13,196
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		377		330,092
SM Energy Co. 5.63%, 06/01/25		74		71,040
6.75%, 09/15/26		156		150,150
6.63%, 01/15/27		21		20,157
6.50%, 07/15/28		91		86,479
Southwestern Energy Co. 5.70%, 01/23/25		18		17,624
5.38%, 02/01/29		279		252,997
4.75%, 02/01/32		161		134,934
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27		63		60,074
5.88%, 03/15/28		124		112,523
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b) 6.00%, 03/01/27		41		37,198
6.00%, 12/31/30		28		23,803
6.00%, 09/01/31		131		110,695
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		768		702,086
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		280		256,809
Transocean, Inc., 11.50%, 01/30/27(b)		171		158,165
Venture Global Calcasieu Pass LLC(b) 3.88%, 08/15/29		870		746,356
4.13%, 08/15/31		705		584,776
3.88%, 11/01/33		1,545		1,201,237
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		159		146,280

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Vivo Energy Investments BV, 5.13%, 09/24/27(b)	USD	200	$182,000
Western Midstream Operating LP 4.75%, 08/15/28		37	33,670
5.45%, 04/01/44		339	278,096
5.30%, 03/01/48		199	163,678
5.50%, 08/15/48		99	80,066
5.50%, 02/01/50		795	641,963

			40,519,316

Pharmaceuticals — 0.7%
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(e)	EUR	100	80,338
Elanco Animal Health, Inc., 6.40%, 08/28/28	USD	156	137,715
Gruenenthal GmbH, 4.13%, 05/15/28(e)	EUR	100	81,164
Jazz Securities DAC, 4.38%, 01/15/29(b)	USD	441	380,914
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(e)	EUR	100	88,695
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	245	207,025
Organon & Co./Organon Foreign Debt Co-Issuer BV(b) 4.13%, 04/30/28		790	675,450
5.13%, 04/30/31		772	632,391
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)		484	425,846
Prestige Brands, Inc., 3.75%, 04/01/31(b)		149	115,758
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25	EUR	100	95,665
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 05/09/27	USD	200	168,987

			3,089,948

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)		98	86,944

Real Estate Management & Development — 0.5%
Adler Group SA, 2.75%, 11/13/26(e)	EUR	100	49,003
China Aoyuan Group Ltd.(e)(f)(j) 6.35%, 02/08/24	USD	400	25,000
6.20%, 03/24/26		200	12,500
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25(e)		200	44,000
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(e)		200	79,663
DIC Asset AG, 2.25%, 09/22/26(e)	EUR	100	69,811
Fantasia Holdings Group Co. Ltd.(e)(f)(j) 11.75%, 10/17/22	USD	400	34,000
11.88%, 06/01/23		200	17,000
9.25%, 07/28/23		200	17,000
9.88%, 10/19/23		200	17,000
Global Prime Capital Pte. Ltd., 5.50%, 10/18/23(e)		200	197,725
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		100	93,860
Howard Hughes Corp.(b) 5.38%, 08/01/28		79	65,570
4.13%, 02/01/29		149	115,102
4.38%, 02/01/31		140	100,563
Jingrui Holdings Ltd., 12.00%, 07/25/22(e)(f)(j)		200	38,732
KWG Group Holdings Ltd., 5.88%, 11/10/24(e)		231	43,890
MAF Sukuk Ltd., 4.64%, 05/14/29(e)		275	262,591
Modern Land China Co. Ltd., 9.80%, 04/11/23(e)(f)(j)		431	66,805
Realogy Group LLC/Realogy Co.-Issuer Corp.(b) 5.75%, 01/15/29		456	328,890
5.25%, 04/15/30		135	91,677
Ronshine China Holdings Ltd., 6.75%, 08/05/24(e)(f)(j)		200	11,000

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Shimao Group Holdings Ltd., 3.45%, 01/11/31(e)(f)(j)	USD	200	$23,500
Shui On Development Holding Ltd., 5.50%, 03/03/25(e)		209	137,940
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(e)(f)(j)		200	2,000
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		77	65,641
Sunac China Holdings Ltd., 7.00%, 07/09/25(e)(f)(j)		200	26,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25(e)		200	154,412
Times China Holdings Ltd., 6.20%, 03/22/26(e)		277	33,240
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(e)		200	166,000
Yuzhou Group Holdings Co. Ltd.(e)(f)(j) 8.38%, 10/30/24		200	12,500
7.70%, 02/20/25		200	12,500
8.30%, 05/27/25		200	12,500

			2,427,615

Road & Rail — 0.5%
Danaos Corp., 8.50%, 03/01/28(b)		100	95,946
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		1,440	1,360,975
Seaspan Corp., 5.50%, 08/01/29(b)		328	259,120
Union Pacific Corp., 3.20%, 05/20/41		600	447,236

			2,163,277

Semiconductors & Semiconductor Equipment — 1.4%
Broadcom, Inc. 3.46%, 09/15/26		578	537,041
4.11%, 09/15/28		1,594	1,435,969
Entegris Escrow Corp., 4.75%, 04/15/29(b)		1,292	1,138,025
Microchip Technology, Inc.(h) 0.13%, 11/15/24		250	253,138
1.63%, 02/15/25		86	230,529
1.63%, 02/15/27		61	105,695
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25		33	30,531
QUALCOMM, Inc., 1.65%, 05/20/32		1,779	1,331,783
Sensata Technologies BV(b) 5.63%, 11/01/24		229	227,713
5.00%, 10/01/25		324	309,119
4.00%, 04/15/29		168	139,018
5.88%, 09/01/30		237	221,752
Sensata Technologies, Inc.(b) 4.38%, 02/15/30		596	497,964
3.75%, 02/15/31		34	26,782
Synaptics, Inc., 4.00%, 06/15/29(b)		226	181,942

			6,667,001

Software — 1.9%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		444	419,447
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		386	329,065
Boxer Parent Co., Inc. 6.50%, 10/02/25(e)	EUR	100	91,635
7.13%, 10/02/25(b)	USD	398	390,070
9.13%, 03/01/26(b)		678	651,558
Elastic NV, 4.13%, 07/15/29(b)		376	296,980
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		200	149,400
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		230	178,041
MicroStrategy, Inc., 6.13%, 06/15/28(b)		451	371,602
MSCI, Inc.(b) 4.00%, 11/15/29		83	71,687
3.63%, 09/01/30		147	120,951

Security		Par (000)	Value

Software (continued)
MSCI, Inc.(b) (continued) 3.88%, 02/15/31	USD	373	$314,053
3.63%, 11/01/31		129	103,499
3.25%, 08/15/33		183	141,318
Open Text Corp.(b) 3.88%, 02/15/28		268	221,641
3.88%, 12/01/29		265	204,111
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		271	216,423
Oracle Corp., 3.60%, 04/01/50		785	491,177
Picard Midco, Inc., 6.50%, 03/31/29(b)		2,007	1,695,313
Playtika Holding Corp., 4.25%, 03/15/29(b)		391	312,698
PTC, Inc.(b) 3.63%, 02/15/25		76	70,796
4.00%, 02/15/28		187	163,547
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		1,523	1,389,272
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		656	502,394

			8,896,678

Specialty Retail — 0.3%
Arko Corp., 5.13%, 11/15/29(b)		181	141,180
Carvana Co., 10.25%, 05/01/30(b)		166	110,805
PetSmart, Inc./PetSmart Finance Corp.(b) 4.75%, 02/15/28		343	293,535
7.75%, 02/15/29		587	524,743
Staples, Inc., 7.50%, 04/15/26(b)		411	345,080
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.52%, 09/15/24(a)(e)	EUR	100	92,468

			1,507,811

Technology Hardware, Storage & Peripherals — 0.1%
Coherent Corp., 5.00%, 12/15/29(b)	USD	495	409,464

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc. 4.25%, 03/15/29		25	19,875
4.13%, 08/15/31		149	113,416
Kontoor Brands, Inc., 4.13%, 11/15/29		98	78,080
Levi Strauss & Co., 3.50%, 03/01/31		190	148,200
William Carter Co., 5.63%, 03/15/27		160	149,590

			509,161

Thrifts & Mortgage Finance — 0.2%
Home Point Capital, Inc., 5.00%, 02/01/26(b)		194	121,493
Jerrold Finco PLC, 5.25%, 01/15/27(e)	GBP	100	83,350
MGIC Investment Corp., 5.25%, 08/15/28	USD	167	149,194
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27		147	125,501
5.13%, 12/15/30		104	75,421
5.75%, 11/15/31		98	71,871
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(b)		442	362,440

			989,270

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(e)	EUR	100	75,442

Transportation Infrastructure — 0.3%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)	USD	200	184,600
DP World Salaam, (5 year CMT + 5.75%), 6.00%(a)(e)(k)		200	192,813
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)		200	162,538

15

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure (continued)
Heathrow Finance PLC, 4.13%, 09/01/29(c)(e)	GBP	100	$78,823
Mexico City Airport Trust, 5.50%, 07/31/47(e)	USD	200	123,940
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)		435	415,062

			1,157,776

Utilities — 0.6%
American Water Capital Corp., 4.45%, 06/01/32		900	835,374
Consensus Cloud Solutions, Inc.(b) 6.00%, 10/15/26		71	62,565
6.50%, 10/15/28		64	54,328
FEL Energy VI SARL, 5.75%, 12/01/40(e)		188	128,721
Genneia SA, 8.75%, 09/02/27(b)		70	64,691
Inkia Energy Ltd., 5.88%, 11/09/27(b)		377	346,840
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		250	194,062
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		352	305,166
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		165	148,837
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(e)	GBP	168	155,686
Vistra Operations Co. LLC(b) 5.50%, 09/01/26	USD	19	17,623
5.63%, 02/15/27		422	395,097
5.00%, 07/31/27		10	9,033
4.38%, 05/01/29		140	116,442

			2,834,465

Wireless Telecommunication Services — 1.3%
Altice France SA 5.88%, 02/01/27(e)	EUR	100	84,544
8.13%, 02/01/27(b)	USD	507	453,131
5.50%, 01/15/28(b)		381	301,710
5.13%, 01/15/29(b)		200	147,548
5.13%, 07/15/29(b)		702	524,471
5.50%, 10/15/29(b)		277	208,410
Kenbourne Invest SA, 6.88%, 11/26/24(b)		275	255,286
Millicom International Cellular SA, 5.13%, 01/15/28(e)		247	204,930
Rogers Communications, Inc., 5.00%, 03/15/44		545	446,950
SBA Communications Corp. 3.13%, 02/01/29		158	127,075
3.88%, 02/15/27		1,106	980,923
Sprint Corp., 7.63%, 03/01/26		506	523,372
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)		342	229,211
VICI Properties LP/VICI Note Co., Inc.(b) 3.50%, 02/15/25		108	99,831
4.63%, 06/15/25		120	112,923
4.50%, 09/01/26		8	7,306
4.25%, 12/01/26		18	16,247
4.63%, 12/01/29		198	171,773
4.13%, 08/15/30		266	222,169
Vmed O2 U.K. Financing I PLC 4.00%, 01/31/29(e)	GBP	100	84,020

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC (continued) 4.50%, 07/15/31(e)	GBP	100	$78,996
4.75%, 07/15/31(b)	USD	797	614,882

			5,895,708

Total Corporate Bonds — 74.0% (Cost: $405,796,707)			347,310,332

Floating Rate Loan Interests(a)

Aerospace & Defense — 1.5%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28		1,245	1,088,358
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28		253	221,360
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.00%, 10/31/26		284	274,200
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR + 3.75%, 0.50% Floor), 7.06%, 08/03/29		155	148,025
Dynasty Acquisition Co., Inc. 2020 CAD Term Loan B2, (1 mo. LIBOR + 3.50%), 6.62%, 04/06/26		665	611,745
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 6.62%, 04/06/26		1,237	1,137,955
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 10.57%, 02/01/29		455	429,180
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/01/28		2,259	2,137,074
TransDigm, Inc., 2020 Term Loan F, (3 mo. LIBOR + 2.25%), 5.92%, 12/09/25		851	814,142

			6,862,039

Air Freight & Logistics — 0.2%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.04%, 04/06/28		274	249,892
Kestrel Bidco, Inc., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.99%, 12/11/26		178	155,870
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 12/15/28		601	511,368

			917,130

Airlines — 1.6%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.46%, 04/20/28		1,502	1,452,820
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 6.42%, 08/11/28		1,175	1,115,446
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 4.87%, 01/29/27		353	324,081
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 4.82%, 12/15/23		763	751,573
2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.83%, 06/27/25		653	632,334

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 8.78%, 06/21/27	USD	1,504	$1,507,471
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.53%, 04/21/28		1,673	1,593,319

			7,377,044

Auto Components — 0.8%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/10/28		337	317,166
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/30/26		1,700	1,605,001
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 01/31/28		11	9,441
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 2.75%), 6.42%, 05/16/24		1,061	1,031,216
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 6.92%, 12/02/26		83	79,427
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 02/05/26		1,043	964,234

			4,006,485

Banks — 0.4%
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 8.12%, 08/02/27		1,236	1,148,107
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.12%, 10/29/28		609	547,980

			1,696,087

Beverages — 0.5%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFR + 6.00%, 0.50% Floor), 9.65%, 01/24/30		496	448,938
Term Loan, (3 mo. SOFR + 3.25%, 0.50% Floor), 6.90%, 01/24/29		1,950	1,782,910

			2,231,848

Building Materials — 0.0%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.07%, 04/12/28		76	62,396

Building Products — 0.8%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/23/27		888	770,179
CPG International LLC, 2022 Term Loan B, (6 mo. SOFR CME + 2.50%, 0.50% Floor), 4.09%, 04/28/29(d)		360	346,500
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 07/28/28		335	310,284
New AMI I LLC, 2022 Term Loan B, (1 mo. SOFR + 6.00%, 0.50% Floor), 9.03%, 03/08/29(d)		395	347,472
Standard Industries, Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%, 0.50% Floor), 6.68%, 09/22/28		673	651,998
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 6.93%, 12/31/26		1,470	1,335,366

			3,761,799

Security		Par (000)	Value

Capital Markets — 1.0%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%, 0.50% Floor), 8.81%, 08/02/29	USD	231	$206,756
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. SOFR CME + 3.75%, 1.00% Floor), 6.78%, 04/09/27		2,507	2,360,649
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 9.87%, 04/07/28(d)		642	619,530
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.69%, 11/12/27		575	547,457
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 06/30/28		626	605,475
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 6.32%, 04/12/24(d)		222	216,260

			4,556,127

Chemicals — 1.8%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6 mo. SOFR CME + 4.75%, 0.75% Floor), 8.83%, 08/27/26		1,033	1,009,377
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 5.42%, 06/01/24		512	502,957
CPC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 12/29/27		285	220,851
Discovery Purchaser Corp., 0.00%, 10/04/29		571	521,038
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 5.12%, 01/31/26		845	837,333
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 06/30/27		412	372,638
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 07/03/28		398	353,287
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 6.17%, 03/02/26		660	630,144
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/15/24		682	661,093
New Arclin U.S. Holding Corp., 2021 Term Loan , (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 09/30/28		514	472,782
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 5.94%, 10/14/24		729	657,595
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 5.31%, 06/09/28		669	635,779
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.81%, 03/16/27		432	400,260
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 5.80%, 08/02/28		801	758,682
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 10/01/25		90	84,721
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.44%, 09/22/28		220	205,738

			8,324,275

Commercial Services & Supplies — 1.7%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 05/12/28		1,240	1,087,612

17

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 7.39%, 02/15/29(d)	USD	327	$311,639
Aramark Services, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.87%, 03/11/25		375	361,416
2021 Term Loan B, (1 mo. LIBOR + 2.50%), 5.62%, 04/06/28		383	374,205
Asurion LLC
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 6.12%, 11/03/24		375	350,380
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 6.37%, 12/23/26		251	212,075
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 8.37%, 01/31/28		364	273,000
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 8.37%, 01/20/29		646	490,960
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 10/08/28		423	418,666
Covanta Holding Corp.
2021 Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 11/30/28		485	468,852
2021 Term Loan C, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 11/30/28		37	35,296
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 7.37%, 12/12/25		830	805,693
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 7.42%, 05/09/25		171	157,762
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 5.81%, 05/30/25		174	172,079
Packers Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.01%, 03/09/28		744	681,295
Prime Security Services Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.75% Floor), 5.30%, 09/23/26		300	288,477
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 11.42%, 06/16/26		119	82,610
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 7.12%, 08/27/25		1,264	1,223,321
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.12%, 07/30/28		352	332,467

			8,127,805

Communications Equipment — 0.2%
ViaSat, Inc., Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.65%, 03/02/29		1,093	966,034

Construction & Engineering — 0.9%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.95%, 06/21/24		1,672	1,450,889
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 01/21/28		424	410,831
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.31%, 06/02/28		1,824	1,679,728
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 05/12/28		709	662,260

			4,203,708

Security		Par (000)	Value

Construction Materials — 0.8%
Core & Main LP, 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 5.58%, 07/27/28	USD	1,814	$1,730,384
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/29/25		1,113	1,066,746
Oscar AcquisitionCo, LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.15%, 04/29/29		497	454,343
Tamko Building Products LLC, Term Loan B, (3 mo. LIBOR + 3.00%), 6.08%, 06/01/26		355	334,064

			3,585,537

Containers & Packaging — 0.9%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 5.81%, 04/03/24		1,046	971,912
Charter Next Generation, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 12/01/27		2,222	2,103,742
Pregis TopCo Corp., 1st Lien Term Loan, (3 mo. LIBOR + 4.00%), 6.81%, 07/31/26		136	128,970
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.65%, 08/18/27		578	506,673
Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 6.30%, 09/15/28		40	38,188
2021 Incremental Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 09/15/28		453	428,304

			4,177,789

Distributors — 0.3%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 5.12%, 01/15/27		505	488,408
TMK Hawk Parent Corp. (d)
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR + 9.50%, 1.00% Floor), 12.57%, 05/30/24		162	148,941
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.57%, 08/28/24		1,307	686,213

			1,323,562

Diversified Consumer Services — 1.1%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 12/10/29		299	258,824
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 12/11/28		600	552,809
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 11/24/28		757	730,542
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 07/11/25		828	801,309
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 5.16%, 05/15/24		402	380,268
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME + 6.25%, 0.75% Floor), 9.20%, 12/15/26		352	334,302
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 10/28/27		332	313,423

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 10.79%, 08/10/23	USD	186	$180,196
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 10.79%, 08/10/23		250	130,335
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 7.01%, 01/15/27		1,210	1,167,702
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 07/20/28		305	292,915

			5,142,625

Diversified Financial Services — 3.3%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 7.62%, 07/31/26		917	870,496
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 5.56%, 03/10/28(d) .		341	331,676
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 02/04/28		770	738,061
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.19%, 08/02/28(d) .		1,506	1,366,363
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.04%, 10/22/26		975	940,914
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 09/01/28		673	649,193
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 6.73%, 02/17/23(d)		25	417
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.33%, 12/01/28		261	228,375
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.83%, 12/01/27		751	678,275
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR + 4.00%), 7.67%, 02/07/25		511	475,398
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 10/01/27		1,493	1,419,009
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. SOFR CME + 4.00%, 0.50% Floor), 7.70%, 02/16/28		207	197,434
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 07/03/24		677	651,841
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 09/21/29		100	95,333
2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50%
Floor), 5.87%, 09/23/28		244	232,609
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/17/27		393	265,780
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 09/25/26		631	582,575
RVR Dealership Holdings LLC, Term Loan B, (1 mo. SOFR + 3.75%, 0.75% Floor), 6.87%, 02/08/28		296	260,251
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 5.67%, 11/05/28		591	576,225
SMG U.S. Midco 2, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.50%), 5.62%, 01/23/25		527	501,976

Security		Par (000)	Value

Diversified Financial Services (continued)
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 7.92%, 07/30/25	USD	309	$293,248
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 8.67%, 09/01/25		1,871	1,477,581
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 02/28/27		1,530	1,478,091
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 6.78%, 10/19/27		781	729,706
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 5.32%, 04/30/28		510	486,030

			15,526,857

Diversified Telecommunication Services — 0.6%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.07%, 11/30/27		226	215,948
CenturyLink, Inc., 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 03/15/27		624	566,192
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.63%, 10/02/27		349	300,704
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.44%, 05/01/28		748	691,852
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 11/04/26		727	705,676
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 03/01/27		439	416,099

			2,896,471

Electric Utilities — 0.5%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 5.57%, 12/15/27		671	655,067
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 03/31/28		1,670	1,495,076

			2,150,143

Electrical Equipment — 0.4%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (6 mo. LIBOR + 4.75%, 0.75% Floor), 7.00%, 06/23/28(d)		629	582,417
AZZ, Inc., Term Loan B, (1 mo. SOFR CME + 4.25%, 0.50% Floor), 7.08%, 05/13/29		138	112,095
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 03/31/27		1,211	1,161,012

			1,855,524

Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., 2022 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.31%, 07/02/29		662	639,936
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 02/12/25(d) .		134	125,169

			765,105

Environmental, Maintenance & Security Service — 0.3%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 09/07/27		1,052	1,023,773
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 11/02/27		615	579,617

			1,603,390

19

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 05/11/24 USD	727	$711,538

Food & Staples Retailing — 0.2%
U.S. Foods, Inc.
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 09/13/26	759	735,754
2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 11/22/28	414	403,262

		1,139,016

Food Products — 1.4%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/01/25	652	569,135
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 5.62%, 10/10/26	163	153,756
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 10/25/27	1,899	1,724,773
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 5.37%, 01/29/27	1,713	1,610,085
Hostess Brands LLC, 2019 Term Loan, (1 mo. LIBOR + 2.25%, 0.75% Floor), 5.14%, 08/03/25	901	867,181
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 6.37%, 02/05/26	253	241,768
Sovos Brands Intermediate, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 06/08/28	667	633,264
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.15%, 01/20/28	1,051	1,018,396

		6,818,358

Gas Utilities — 0.3%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 12/21/28	1,790	1,653,334

Health Care Equipment & Supplies — 0.8%
Electron BidCo, Inc., 2021 Term Loan, (1 mo. LIBOR
+ 3.00%, 0.50% Floor), 6.12%, 11/01/28	1,004	949,715
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%,
0.50% Floor), 6.37%, 05/04/28	284	276,579
Medline Borrower LP, USD Term Loan B, (1 mo.
LIBOR + 3.25%, 0.50% Floor), 6.37%, 10/23/28	2,623	2,407,536
Venga Finance SARL, 2021 USD Term Loan B,
(3 mo. LIBOR + 4.75%, 0.75% Floor), 7.82%,
12/04/28(d)	263	241,681

		3,875,511

Health Care Providers & Services — 1.0%
CHG Healthcare Services, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 09/29/28	465	446,009
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 7.46%, 01/08/27	674	633,174
Envision Healthcare Corp.
2022 1st Out Term Loan, (3 mo. SOFR CME + 7.88%, 1.00% Floor), 10.53%, 03/31/27	92	87,996
2022 2nd Out Term Loan, (3 mo. SOFR CME + 4.25%, 1.00% Floor), 6.83%, 03/31/27	613	266,775

Security		Par (000)	Value

Health Care Providers & Services (continued)
EyeCare Partners LLC 2020 Term Loan, (3 mo. LIBOR + 3.75%), 7.42%, 02/18/27	USD	857	$775,396
2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.50% Floor), 10.42%, 11/15/29		176	160,115
2021 Incremental Term Loan, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.42%, 11/15/28(d)		195	182,083
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 8.17%, 03/05/26		440	389,541
Orbcomm, Inc., Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.34%, 09/01/28		387	353,347
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 02/14/25		21	19,003
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 12/11/26		678	593,250
Vizient, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.25%, 0.50% Floor), 5.37%, 04/28/29		127	125,971
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.92%, 12/22/28		756	721,443

			4,754,103

Health Care Services — 0.3%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 07/24/26		1,082	982,099
Medical Solutions Holdings, Inc., 2021 2nd Lien Term
Loan, (3 mo. LIBOR + 7.00%, 0.50% Floor), 9.88%, 11/01/29(d)		247	234,650

			1,216,749

Health Care Technology — 0.5%
Athenahealth, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 3.50%, 0.50% Floor), 6.58%, 02/15/29		1,309	1,170,314
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 10/10/25		310	295,618
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 06/02/28		888	818,139
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 07/24/26		270	245,227

			2,529,298

Hotels, Restaurants & Leisure — 3.5%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 11/19/26		1,379	1,315,758
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 02/02/26		136	119,132
Aristocrat Technologies, Inc., 2022 Term Loan B, (3 mo. SOFR CME + 2.25%, 0.50% Floor), 5.90%, 05/24/29		46	44,908
Caesars Resort Collection LLC		1,147	1,118,802
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 12/23/24
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 6.62%, 07/21/25		203	200,022
Carnival Corp., USD Term Loan B, (6 mo. LIBOR + 3.00%, 0.75% Floor), 5.88%, 06/30/25		931	842,950
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 5.12%, 03/17/28		341	329,451

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 6.67%, 03/08/24	USD	1,987	$1,499,424
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 7.03%, 01/27/29		1,989	1,842,085
Flutter Financing BV, 2022 USD Term Loan B, 0.00%, 07/29/28		624	608,300
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 5.12%, 11/30/23		532	528,872
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 4.83%, 06/22/26		1,057	1,021,233
IRB Holding Corp., 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.87%, 02/05/25		1,208	1,163,605
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.75%, 0.50% Floor), 5.88%, 05/03/29		617	591,951
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 03/13/28		721	689,165
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME + 3.00%, 0.50% Floor), 5.91%, 04/14/29		350	339,444
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 5.89%, 07/21/26		561	539,307
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%, 0.25% Floor), 5.37%, 02/08/27		1,031	984,065
Travelport Finance Luxembourg SARL (m)
2020 Super Priority Term Loan, (3 mo. LIBOR + 1.50%, 1.00% Floor, 8.75% PIK), 5.17%, 02/28/25		547	540,046
2021 Consented Term Loan, (3 mo. LIBOR + 6.75%), 10.42%, 05/29/26		488	346,349
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 5.93%, 10/02/28		300	269,789
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 08/03/28		1,250	1,154,188
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 05/30/25		199	193,662

			16,282,508

Household Durables — 0.6%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.32%, 05/17/28		694	509,737
Hunter Douglas Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 6.34%, 02/26/29		1,004	821,352
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 4.87%, 02/04/27		138	132,764
Snap One Holdings Corp., Term Loan B, (6 mo. LIBOR + 4.50%, 0.50% Floor), 7.38%, 12/08/28		492	446,212
Springs Windows Fashions LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 10/06/28		357	277,905
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 10/30/27		875	706,969

			2,894,939

Security		Par (000)	Value

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.12%, 03/03/28	USD	457	$433,081

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 01/15/25 ..		876	850,474
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 5.12%, 08/12/26		285	272,860

			1,123,334

Industrial Conglomerates — 0.9%
AVSC Holding Corp.
2020 Term Loan B1, (3 mo. LIBOR + 3.25%, 1.00% Floor), 6.39%, 03/03/25		546	474,692
2020 Term Loan B3, (3 mo. LIBOR + 5.00%, 10.00% PIK), 8.67%, 10/15/26(m)		354	379,628
Diamond BC BV, 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 5.56%, 09/29/28		1,372	1,261,338
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 9.76%, 11/28/23		234	233,043
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 10.42%, 07/28/28		261	225,206
Vertical U.S. Newco, Inc., Term Loan B, (6 mo. LIBOR + 3.50%, 0.50% Floor), 6.87%, 07/30/27		729	699,015
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.30%, 03/02/27		1,236	1,173,322

			4,446,244

Insurance — 1.6%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/09/25		832	795,866
2021 Term Loan B4, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.49%, 11/06/27		2,130	2,015,030
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 5.37%, 02/19/28		1,007	961,620
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27		535	505,620
2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 02/12/27		283	267,720
Hub International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.77%, 04/25/25		348	333,923
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 5.98%, 04/25/25		1,425	1,367,327
NFP Corp., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 6.37%, 02/15/27		113	105,790
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME + 3.00%, 0.75% Floor), 6.13%, 09/01/27(d)		652	628,864
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 09/03/26		520	496,037
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 7.37%, 09/03/26		183	176,370

			7,654,167

Interactive Media & Services — 1.2%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 06/26/28		754	732,555

21

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 12/06/27	USD	375	$336,420
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.12%, 10/30/26		1,609	1,553,008
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 5.12%, 08/10/27		825	796,328
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 01/29/26		2,174	2,031,523

			5,449,834

Internet & Direct Marketing Retail — 0.1%
CNT Holdings I Corp., 2020 Term Loan, (1 mo. SOFR CME + 3.50%, 0.75% Floor), 6.25%, 11/08/27		597	567,685
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 02/12/27(d) .		111	97,020

			664,705

Internet Software & Services — 0.4%
Uber Technologies, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 6.57%, 02/25/27		1,794	1,745,467

IT Services — 2.6%
Aruba Investments, Inc., 2020 USD Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.08%, 11/24/27		336	308,610
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/02/25		753	711,704
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 10/30/26		1,498	1,447,217
CCC Intelligent Solutions, Inc., Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 4.37%, 09/21/28		729	702,998
CoreLogic, Inc., Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.63%, 06/02/28		1,816	1,357,448
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 04/28/28		950	913,445
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 12/01/27		2,563	2,433,768
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27(d)		1,213	1,049,378
Trans Union LLC
2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 4.87%, 11/16/26		754	726,421
2021 Term Loan B6, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 12/01/28		1,506	1,456,119
Virtusa Corp., 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28		442	413,332
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 5.37%, 03/31/28		430	416,860
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 02/02/26		89	87,620

			12,024,920

Security		Par (000)	Value

Leisure Products — 0.1%
Fender Musical Instruments Corp., 2021 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 6.75%, 12/01/28	USD	298	$252,462
Peloton Interactive, Inc., Term Loan, (6 mo. SOFR CME + 6.50%, 0.50% Floor), 8.35%, 05/25/27		166	161,239

			413,701

Life Sciences Tools & Services — 1.5%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 11/08/27		1,562	1,517,755
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 02/04/27		1,550	1,439,412
ICON Luxembourg SARL, LUX Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28		1,209	1,179,696
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. SOFR + 3.00%, 0.50% Floor), 5.55%, 10/19/27		967	934,644
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 11/15/28		1,679	1,598,899
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28		301	293,922

			6,964,328

Machinery — 1.4%
Albion Acquisitions Ltd., USD Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 8.01%, 08/17/26		757	716,001
ASP Blade Holdings, Inc., Initial Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 10/13/28		111	96,479
Clark Equipment Co., 2022 Term Loan B, (3 mo. SOFR CME + 2.50%, 0.50% Floor), 6.15%, 04/20/29		165	161,247
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.44%, 05/14/28		157	152,946
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 10/21/28		494	467,867
Fluidra SA, 2022 USD Term Loan B, (1 mo. SOFR CME + 2.10%), 5.13%, 01/29/29		127	122,775
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 4.88%, 03/01/27		566	548,208
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.82%, 06/21/28		1,840	1,696,730
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.63%, 04/05/29		590	544,561
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 5.88%, 03/28/25		1,818	1,623,852
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 10/04/28		443	435,533

			6,566,199

Media — 5.6%
Altice Financing SA 2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 5.26%, 07/15/25		437	410,118
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.26%, 01/31/26		526	491,361

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 6.91%, 08/14/26(d)	USD	1,321	$1,195,750
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (3 mo. LIBOR + 3.00%), 5.76%, 04/22/26		669	521,345
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 5.12%, 05/03/28		407	398,969
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 4.87%, 04/30/25		1,251	1,225,633
City Football Group Ltd., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.48%, 07/21/28		675	640,595
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 6.31%, 08/21/26		1,966	1,750,591
CMG Media Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 12/17/26		580	541,845
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 12/11/26		3,094	2,871,331
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 5.07%, 07/17/25		645	613,433
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 5.32%, 04/15/27		868	809,764
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 5.87%, 01/07/28		343	331,543
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 6.37%, 12/01/23		371	303,377
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 03/24/25		1,055	1,015,700
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 4.81%, 10/17/26		1,076	1,011,024
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 09/13/24		1,885	1,792,531
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.87%, 09/13/24		1,452	1,374,372
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 9.28%, 02/23/29		515	480,739
Sinclair Television Group, Inc., 2022 Term Loan B4, (1 mo. SOFR CME + 3.75%), 6.88%, 04/21/29		804	758,423
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.11%, 09/28/23(d)		1,480	1,420,345
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 2.92%), 5.74%, 01/31/29		341	325,205
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 6.07%, 01/31/29		917	886,051
Voyage Digital Ltd., USD Term Loan B, (3 mo. SOFR + 4.50%, 0.50% Floor), 7.26%, 05/11/29(d)		430	418,609
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 05/18/25		1,741	1,657,687
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 5.24%, 01/20/28		1,220	1,180,070
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/09/27		2,342	1,949,754

			26,376,165

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 0.6%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 11.46%, 11/01/25	USD	330	$345,949
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 12/13/25		261	228,276
Lealand Finance Co.BV
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 06/28/24		16	9,466
2020 Take Back Term Loan, (1 mo. LIBOR + 1.00%), 4.12%, 06/30/25(m)		115	57,337
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 7.99%, 09/19/29		103	100,940
Medallion Midland Acquisition LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 10/18/28		898	867,027
Oryx Midstream Services Permian Basin LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.21%, 10/05/28		1,496	1,448,342

			3,057,337

Personal Products — 0.6%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 10/01/26		3,044	2,825,283

Pharmaceuticals — 1.3%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 6.90%, 05/04/25		750	620,769
Bausch Health Cos., Inc., 2022 Term Loan B, (1 mo. SOFR CME + 5.25%, 0.50% Floor), 8.10%, 02/01/27		601	460,046
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.06%, 02/22/28		1,040	1,029,182
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.31%, 08/01/27		619	587,359
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 11/15/27		656	621,619
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 05/05/28		1,081	1,043,182
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 10/27/28		219	214,105
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.19%, 06/02/28		652	635,294
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 11/18/27(d)		1,150	1,061,123

			6,272,679

Professional Services — 0.9%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 6.28%, 01/18/29		304	293,128
Term Loan, (1 mo. LIBOR + 3.25%), 6.33%, 02/06/26		1,962	1,893,866

23

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Professional Services (continued)
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.90%, 07/06/29	USD	310	$289,932
2022 USD Term Loan, (3 mo. SOFR CME + 4.25%, 0.50% Floor), 7.90%, 07/06/29		671	628,185
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME + 4.75%, 0.50% Floor), 7.78%, 04/29/29(d)		1,089	1,020,937

			4,126,048

Real Estate Management & Development — 0.5%
Chamberlain Group, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/03/28		1,449	1,313,233
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 08/21/25		1,205	1,149,362

			2,462,595

Road & Rail — 0.1%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 08/06/27		288	271,145
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 8.63%, 08/04/25(d)		373	338,355

			609,500

Semiconductors & Semiconductor Equipment — 0.1%
Synaptics, Inc., Term Loan B, (3 mo. LIBOR + 2.25%, 0.50% Floor), 4.36%, 12/02/28		253	250,272

Software — 5.9%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.67%, 09/19/24		95	92,059
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 9.17%, 09/19/25		90	88,335
Barracuda Networks, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.53%, 08/15/29		333	312,424
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 6.61%, 07/06/29		612	588,426
Cloudera, Inc.(d)
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%, 0.50% Floor), 9.12%, 10/08/29		457	383,880
2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/08/28		1,112	973,359
ConnectWise LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 09/29/28		491	458,125
Cornerstone OnDemand, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/16/28(d)		517	432,029
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/28/24		438	389,224
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.64%, 02/04/28		113	107,498
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.87%, 07/31/28		296	287,712
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 07/30/27		288	268,993

Security		Par (000)	Value

Software (continued)
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 3.75%), 7.45%, 03/11/28	USD	868	$818,960
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 5.88%, 10/27/28		1,808	1,749,911
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.12%, 10/30/28(d)		310	301,127
IPS Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 10/02/28(d)		253	234,815
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 07/27/28		1,020	917,914
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%, 0.75% Floor), 11.37%, 07/27/29		936	856,975
McAfee LLC, 2022 USD Term Loan B, (1 mo. SOFR CME + 3.75%), 6.36%, 03/01/29		1,638	1,489,600
Netsmart Technologies, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 10/01/27		575	546,547
Planview Parent, Inc., Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 12/17/27		1,024	967,573
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.32%, 08/31/28		1,765	1,653,618
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 04/24/28		3,462	3,237,773
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 6.37%, 05/30/25		31	29,391
Restoration Hardware, Inc., Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 10/20/28		465	411,209
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 6.03%, 08/01/25		960	931,416
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 10/07/27		748	718,321
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.87%, 04/16/25		573	553,548
2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 04/16/25		465	449,107
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.03%, 08/31/28		2,289	2,225,877
Tibco Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.02%, 03/20/29		2,055	1,840,950
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 7.54%, 05/03/27		453	425,932
2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 5.54%, 05/04/26		1,870	1,774,598
Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 05/04/26		1,046	994,936

			27,512,162

Specialty Retail — 2.4%
Belron Finance U.S. LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 5.19%, 11/13/25(d)		179	174,102
2019 USD Term Loan B3, (3 mo. LIBOR + 2.25%), 5.06%, 10/30/26(d)		408	396,197
2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 5.38%, 04/13/28		1,221	1,179,877
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (1 day SONIA + 4.25%), 5.44%, 06/23/25	GBP	1,000	976,981

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.92%, 03/31/26	USD	234	$217,691
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 11/24/28(d)		312	299,958
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME + 4.00%, 0.75% Floor), 7.25%, 05/04/28		1,271	1,189,104
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 7.37%, 08/31/26		822	689,318
Midas Intermediate Holdco II LLC, (1 mo. SOFR CME + 8.35%, 0.75% Floor), 11.20%, 06/30/27(m)		1,558	1,406,102
PetSmart, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28		2,201	2,077,901
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. SOFR CME + 2.00%), 5.13%, 08/04/28		429	409,457
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 8.84%, 12/20/24		302	271,337
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%, 0.50% Floor), 6.38%, 10/20/28		364	330,443
Reverb Buyer, Inc.
2021 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 0.00%, 11/01/28		1,110	1,129,838
2021 Delayed Draw Term Loan, 3.50%, 11/01/28		178	169,653
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.32%, 12/21/27(d)		226	213,523

			11,131,482

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 8.12%, 07/23/26		392	314,021

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan B, (3 mo. SOFR + 3.50%, 0.50% Floor), 7.20%, 02/17/29		723	678,575

Trading Companies & Distributors — 0.4%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 05/19/28		614	591,108
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 01/31/28		469	420,255
ION Trading Finance Ltd., 2021 USD Term Loan, (3 mo. LIBOR + 4.75%), 8.42%, 04/03/28		299	277,071
SRS Distribution, Inc., 2022 Incremental Term Loan, (3 mo. SOFR CME + 3.50%), 6.18%, 06/02/28		408	374,000

			1,662,434

Wireless Telecommunication Services — 0.4%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 04/30/28		432	417,929

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
MetroNet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. SOFR + 3.86%), 6.61%, 06/02/28	USD	262	$246,002
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 04/11/25		1,055	1,024,893

			1,688,824

Total Floating Rate Loan Interests — 57.6% (Cost: $287,773,325)			270,448,491

Foreign Agency Obligations

Bahrain — 0.0%
Bahrain Government International Bond, 6.75%, 09/20/29(e)		200	185,225

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42		200	158,700

Colombia — 0.1%
Colombia Government International Bond 4.50%, 01/28/26		200	183,100
3.88%, 04/25/27		200	169,475
3.13%, 04/15/31		430	298,393

			650,968

Dominican Republic — 0.2%
Dominican Republic International Bond 5.95%, 01/25/27(e)		157	145,598
5.50%, 02/22/29(b)		155	132,748
4.50%, 01/30/30(b)		200	156,850
4.88%, 09/23/32(b)		300	223,837
6.40%, 06/05/49(e)		150	107,278

			766,311

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	102,500

Guatemala — 0.1%
Guatemala Government Bond 4.50%, 05/03/26(e)		200	188,412
5.25%, 08/10/29(b)		200	179,600
4.65%, 10/07/41(b)		200	139,100

			507,112

Hungary — 0.1%
Hungary Government International Bond 5.38%, 03/25/24		166	162,971
5.25%, 06/16/29(b)		200	180,350

			343,321

Indonesia — 0.1%
Indonesia Government International Bond 4.10%, 04/24/28		200	186,975
5.35%, 02/11/49		200	178,022

			364,997

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(e)		200	177,350

25

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico — 0.2%
Mexico Government International Bond 4.15%, 03/28/27	USD	397	$379,333
3.75%, 01/11/28		200	183,700
2.66%, 05/24/31		278	213,226

			776,259

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(e)		250	193,778

Morocco — 0.1%
Morocco Government International Bond(b) 2.38%, 12/15/27		200	163,662
3.00%, 12/15/32		300	209,119

			372,781

Nigeria — 0.1%
Nigeria Government International Bond 8.38%, 03/24/29(b)		200	142,000
7.88%, 02/16/32(e)		200	127,000

			269,000

Oman — 0.1%
Oman Government International Bond(e) 6.50%, 03/08/47		308	239,085
6.75%, 01/17/48		200	159,250

			398,335

Panama — 0.2%
Panama Government International Bond 3.88%, 03/17/28		421	381,478
3.16%, 01/23/30		377	306,030

			687,508

Paraguay — 0.0%
Paraguay Government International Bond, 5.40%, 03/30/50(e)		200	146,913

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(e)		219	210,692
Peruvian Government International Bond 2.78%, 01/23/31		247	195,562
1.86%, 12/01/32		259	181,348

			587,602

Qatar — 0.0%
Qatar Government International Bond, 4.00%, 03/14/29(b)		200	191,750

Romania — 0.1%
Romanian Government International Bond 5.25%, 11/25/27(b)		236	213,580
2.88%, 03/11/29(e)	EUR	148	110,807
2.50%, 02/08/30(e)		156	109,153

			433,540

Saudi Arabia — 0.1%
Saudi Government International Bond, 4.50%, 04/17/30(e)	USD	325	316,469

Security		Par (000)	Value

South Africa — 0.1%
Republic of South Africa Government International Bond 4.85%, 09/30/29	USD	200	$164,475
5.00%, 10/12/46		230	138,834

			303,309

Sri Lanka — 0.0%
Sri Lanka Government International Bond(e)(f)(j) 6.85%, 03/14/24		200	48,788
6.35%, 06/28/24		200	48,912

			97,700

Ukraine — 0.0%
Ukraine Government International Bond(f)(j) 9.75%, 11/01/30(e)		236	51,566
7.25%, 03/15/35(b)		200	36,500

			88,066

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27		90	88,583

Total Foreign Agency Obligations — 1.7% (Cost: $10,066,874)			8,208,077

		Shares

Investment Companies

Fixed Income Funds — 0.5%
Invesco Senior Loan ETF		120,501	2,432,915

Total Investment Companies — 0.5% (Cost: $2,670,576)			2,432,915

		Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.5%
Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	1,099	655,236
CHL Mortgage Pass-Through Trust Series 2005-17, Class 1A6, 5.50%, 09/25/35		105	96,103
Series 2006-17, Class A2, 6.00%, 12/25/36		627	290,051
Series 2007-HY5, Class 3A1, 4.03%, 09/25/37(a)		306	281,261
COLT Mortgage Loan Trust, Class A1, 5.16%, 04/25/67(b)(c)		2,422	2,349,910
Countrywide Alternative Loan Trust Series 2006-J8, Class A5, 6.00%, 02/25/37		1,850	873,125
Series 2007-19, Class 1A1, 6.00%, 08/25/37		546	291,565
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.49%, 10/25/35(a)		314	190,915
Verus Securitization Trust, Class A1, 5.15%, 07/25/67(b)(c)		1,814	1,786,426

			6,814,592

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities — 0.9%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(a)(b)	USD	4,830	$4,392,125

Total Non-Agency Mortgage-Backed Securities — 2.4% (Cost: $12,877,782)			11,206,717

		Benefical Interest (000)

Other Interests(o)

IT Services(d)(o) — 0.0%
Millennium Corp. Claim	USD	861	—
Millennium Lender Claim Trust(k)		918	—

Total Other Interests — 0.0% (Cost:$—)			—

		Par (000)

Preferred Securities

Capital Trusts — 4.9%(a)

Automobiles(k) — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%	USD	365	312,848
Volkswagen International Finance NV, 4.38%(e)	EUR	100	76,442

			389,290

Banks(k) — 1.3%
Bank of East Asia Ltd., 5.88%(e)	USD	250	226,250
Credit Agricole SA, 4.75%(b)		200	137,812
Industrial & Commercial Bank of China Ltd., 3.20%(e).		200	183,000
ING Groep NV, 3.88%		1,750	1,137,238
Kasikornbank PCL, 5.28%(e)		200	176,725
Nordea Bank Abp, 3.75%(b)		560	369,689
PNC Financial Services Group, Inc., Series V, 6.20%		290	274,050
Rizal Commercial Banking Corp., 6.50%(e)		200	183,250
TMBThanachart Bank PCL, 4.90%(e)		250	223,094
U.S. Bancorp, 3.70%		1,665	1,256,825
Wells Fargo & Co.
Series S, 5.90%		1,500	1,364,716
Series U, 5.88%		384	365,586

			5,898,235

Capital Markets — 0.5%
Bank of New York Mellon Corp., Series I, 3.75%(k)		3,110	2,402,475

Diversified Financial Services(k) — 2.6%
Bank of America Corp.
Series DD, 6.30%		215	211,195
Series X, 6.25%		1,929	1,863,896
Series Z, 6.50%		143	140,312
Barclays PLC
4.38%		455	280,416
8.00%		210	183,792
BNP Paribas SA, 6.88%(e)	EUR	200	181,748

Security		Par (000)	Value

Diversified Financial Services (continued)
Credit Suisse Group AG
6.38%(b)	USD	295	$214,613
6.25%(e)		200	171,332
HSBC Holdings PLC
6.25%		695	667,756
6.00%		415	343,827
JPMorgan Chase & Co.
Series FF, 5.00%		2,865	2,583,514
Series HH, 4.60%		253	220,388
Lloyds Banking Group PLC, 7.50%		1,250	1,140,625
NatWest Group PLC, 6.00%		1,185	1,033,912
Societe Generale SA, 5.38%(b)		2,250	1,541,925
UBS Group AG, 3.88%(b)		1,500	1,132,275
Woori Bank, 4.25%(e)		250	233,563

			12,145,089

Electric Utilities — 0.4%
Edison International, Series B, 5.00%(k)		175	138,250
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79		1,750	1,526,382

			1,664,632

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(b)(k)		240	209,522

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(e)(k)		200	197,538

Media — 0.0%
SES SA, 2.88%(e)(k)	EUR	100	72,786

Oil, Gas & Consumable Fuels — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(e)(k)		100	79,236

Utilities — 0.0%
Electricite de France SA, 3.00%(e)(k)		200	142,348

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80(e)		100	83,794

			23,284,945

		Shares

Preferred Stocks — 2.0%

Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $134,650)(g)		137,556	2,303

Capital Markets(a) — 2.0%
Goldman Sachs Group, Inc., Series J, 5.50%(k)		202,526	5,008,468

27

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value

Capital Markets (continued)
Morgan Stanley
Series F		120,000	$3,009,600
Series K, 5.85%(k)		53,253	1,290,320

			9,308,388

			9,310,691

Total Preferred Securities — 6.9% (Cost: $38,341,708)			32,595,636

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 4.8%
U.S. Treasury Bonds, 3.25%, 08/31/24	USD	12,500	12,274,414
Uniform Mortgage-Backed Securities, 4.00%, 07/01/52		10,804	10,036,691

			22,311,105

Mortgage-Backed Securities — 3.7%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class X1, 1.16%, 12/25/24(a)		32,180	579,594
Uniform Mortgage-Backed Securities
5.00%, 08/01/23		4	4,060
4.00%, 12/01/44 - 10/13/52(p)		14,581	13,699,979
3.50%, 01/01/51 - 04/01/52		3,495	3,200,634

			17,484,267

Total U.S. Government Sponsored Agency Securities — 8.5% (Cost: $41,921,416)			39,795,372

		Shares

Warrants

Metals & Mining — 0.0%
Ameriforge Group, Inc.		2,542	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(f)		345	3,588

Total Warrants — 0.0% (Cost:$ — )			3,588

Total Long-Term Investments — 156.3% (Cost: $830,431,845)			734,154,627

Options Purchased — 0.0% (Cost: $1,073)			806

Total Investments Before Options Written — 156.3% (Cost: $830,432,918)			734,155,433

Options Written — (0.0)% (Premiums Received: $(871))			(552)

Total Investments, Net of Options Written — 156.3% (Cost: $830,432,047)			734,154,881

Liabilities in Excess of Other Assets — (56.3)%			(264,544,046)

Net Assets — 100.0%			$469,610,835

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,653, representing less than 0.05% of its net assets as of period end, and an original cost of $235,337.

(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	When-issued security.
(n)	Rounds to less than 1,000.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	Represents or includes a TBA transaction.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$4,969,680	$—	$(4,969,680	)(b)	$—	$—	$—	—	$36,615	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	3.30	%(b)	07/25/22	Open		$208,725	$209,559	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.30	(b)	07/25/22	Open		33,180	33,313	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	07/25/22	Open		647,125	649,711	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	07/25/22	Open		233,243	234,174	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	07/25/22	Open		818,010	821,279	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.45	(b)	07/25/22	Open		108,275	108,738	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		979,267	983,545	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		1,078,221	1,082,931	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		462,240	464,259	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		209,143	210,056	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		339,500	340,983	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		191,065	191,900	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		543,025	545,397	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		148,120	148,767	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		168,978	169,716	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		532,070	534,394	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		714,759	717,881	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		148,988	149,638	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		484,330	486,446	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		469,405	471,455	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		679,174	682,140	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		461,929	463,946	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		277,605	278,818	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		566,950	569,426	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		508,970	511,193	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		37,088	37,250	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		152,635	153,302	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/25/22	Open		477,990	480,078	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.48	(b)	07/25/22	Open		577,219	579,719	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/25/22	Open		583,505	586,108	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.60	(b)	07/25/22	Open		86,125	86,517	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/25/22	Open		382,921	384,701	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/25/22	Open		349,414	350,862	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/25/22	Open		340,260	341,670	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/25/22	Open		315,984	317,293	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/25/22	Open		369,477	371,009	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/25/22	Open		300,869	302,116	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/25/22	Open		330,750	332,121	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/25/22	Open		325,421	326,770	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/25/22	Open		358,765	360,252	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	07/25/22	Open		565,611	567,977	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	07/25/22	Open		156,750	157,406	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	07/25/22	Open		192,188	192,991	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	07/25/22	Open		785,565	788,850	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.45	(b)	07/27/22	Open		504,485	506,587	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		529,250	531,503	Corporate Bonds	Open/Demand

29

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	3.50	%(b)	07/27/22	Open		$292,339	$293,583	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		286,578	287,797	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		316,200	317,546	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		143,225	143,835	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		368,790	370,360	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		233,306	234,299	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		262,406	263,523	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		575,951	578,403	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		299,200	300,474	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		491,550	493,642	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		197,579	198,420	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		350,895	352,389	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		204,383	205,253	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		1,143,202	1,148,069	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		167,500	168,213	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		365,269	366,824	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		237,493	238,504	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/27/22	Open		298,480	299,751	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.11	(b)	07/27/22	Open		209,348	210,091	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.28	(b)	07/27/22	Open		1,259,156	1,264,016	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.28	(b)	07/27/22	Open		2,472,450	2,481,993	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.29	(b)	07/27/22	Open		225,475	226,349	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.31	(b)	07/27/22	Open		532,819	534,904	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		169,031	169,736	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		516,005	518,155	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		920,369	924,204	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		692,500	695,385	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		1,161,562	1,166,402	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		1,676,250	1,683,234	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		261,450	262,539	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		767,000	770,196	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		1,346,250	1,351,859	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		499,356	501,437	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		2,910,000	2,922,125	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		621,334	623,923	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		280,194	281,361	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45	(b)	07/27/22	Open		3,388,500	3,402,619	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.48	(b)	07/27/22	Open		550,331	552,654	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.48	(b)	07/27/22	Open		440,107	441,965	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.48	(b)	07/27/22	Open		656,696	659,468	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.48	(b)	07/27/22	Open		295,650	296,898	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.48	(b)	07/27/22	Open		612,694	615,280	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.48	(b)	07/27/22	Open		1,125,000	1,129,748	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.48	(b)	07/27/22	Open		378,525	380,123	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.49	(b)	07/27/22	Open		363,694	365,235	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.50	(b)	07/27/22	Open		379,890	381,507	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		323,938	325,346	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		5,504,200	5,528,128	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		623,332	626,042	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		603,330	605,953	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		291,600	292,868	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		481,704	483,798	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		777,419	780,798	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		256,410	257,525	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		256,650	257,766	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		318,373	319,757	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		455,601	457,582	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		1,298,700	1,304,346	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		365,219	366,806	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		629,042	631,777	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		1,231,440	1,236,793	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		899,835	903,747	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	3.55	%(b)	07/27/22	Open		$296,460	$297,749	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		1,327,900	1,333,673	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		54,605	54,842	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		704,675	707,738	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/27/22	Open		493,155	495,299	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.60	(b)	07/27/22	Open		483,787	485,934	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.60	(b)	07/27/22	Open		935,470	939,621	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.60	(b)	07/27/22	Open		1,024,609	1,029,155	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.60	(b)	07/27/22	Open		1,120,950	1,125,924	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.60	(b)	07/27/22	Open		194,844	195,708	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.60	(b)	07/27/22	Open		168,750	169,499	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.63	(b)	07/27/22	Open		509,512	511,796	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.63	(b)	07/27/22	Open		271,425	272,644	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.63	(b)	07/27/22	Open		719,442	722,674	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.63	(b)	07/27/22	Open		213,995	214,956	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.63	(b)	07/27/22	Open		550,237	552,709	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.63	(b)	07/27/22	Open		366,513	368,159	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		214,185	215,155	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		196,966	197,858	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		1,096,224	1,101,187	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		697,419	700,576	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		374,920	376,618	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		469,680	471,807	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		221,850	222,854	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		595,660	598,357	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		1,251,146	1,256,811	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		536,869	539,300	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		355,515	357,125	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		219,425	220,419	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		586,830	589,487	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		447,757	449,785	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		517,440	519,783	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		381,659	383,387	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		462,080	464,172	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		468,120	470,240	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		655,200	658,167	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		486,750	488,954	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		322,263	323,722	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		555,092	557,606	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/27/22	Open		102,880	103,346	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.22	(b)	07/27/22	Open		410,625	412,165	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.22	(b)	07/27/22	Open		1,286,250	1,291,075	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.22	(b)	07/27/22	Open		1,297,687	1,302,556	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.22	(b)	07/27/22	Open		432,500	434,122	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.25	(b)	07/27/22	Open		750,000	752,854	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.25	(b)	07/27/22	Open		647,762	650,228	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.27	(b)	07/27/22	Open		172,975	173,640	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.27	(b)	07/27/22	Open		186,000	186,715	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.27	(b)	07/27/22	Open		187,000	187,718	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.27	(b)	07/27/22	Open		172,500	173,163	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	3.27	(b)	07/27/22	Open		355,406	356,772	Corporate Bonds	Open/Demand

31

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Credit Agricole Corporate and Investment Bank	3.27	%(b)	07/27/22	Open		$47,375	$47,557	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.30	(b)	07/27/22	Open		234,156	235,068	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.30	(b)	07/27/22	Open		287,464	288,584	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.30	(b)	07/27/22	Open		313,130	314,350	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.30	(b)	07/27/22	Open		217,445	218,292	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.30	(b)	07/27/22	Open		327,951	329,229	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.30	(b)	07/27/22	Open		312,495	313,712	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.32	(b)	07/27/22	Open		297,213	298,381	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.32	(b)	07/27/22	Open		299,884	301,063	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.32	(b)	07/27/22	Open		748,125	751,067	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.32	(b)	07/27/22	Open		397,957	399,522	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		383,570	385,092	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		443,040	444,798	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		302,820	304,022	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		426,310	428,002	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		300,671	301,864	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		314,280	315,527	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		204,350	205,161	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		669,525	672,182	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		346,199	347,572	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		277,500	278,601	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		290,975	292,130	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		303,713	304,918	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	07/27/22	Open		299,000	300,186	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.35	(b)	07/27/22	Open		479,325	481,236	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.36	(b)	07/27/22	Open		436,521	438,269	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.38	(b)	07/27/22	Open		244,500	245,488	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	(b)	07/27/22	Open		85,215	85,462	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.30	(b)	07/27/22	Open		174,500	175,180	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	3.30	(b)	07/27/22	Open		1,078,125	1,082,325	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.35	(b)	07/27/22	Open		249,906	250,902	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.40	(b)	07/27/22	Open		300,694	301,919	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.40	(b)	07/27/22	Open		271,863	272,971	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	3.45	(b)	07/27/22	Open		1,472,500	1,478,635	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.45	(b)	07/27/22	Open		82,351	82,694	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

RBC Capital Markets LLC	3.25	%(b)	07/27/22	Open		$157,463	$158,062	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	07/27/22	Open		274,119	275,162	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	07/27/22	Open		533,927	535,959	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	07/27/22	Open		1,411,775	1,417,148	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	07/27/22	Open		1,405,410	1,410,758	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	07/27/22	Open		1,046,706	1,050,690	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	07/27/22	Open		336,600	337,881	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		371,812	373,248	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		391,331	392,842	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		405,637	407,203	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		602,875	605,202	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		371,794	373,229	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		1,400,175	1,405,579	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		941,412	945,046	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		2,835	2,846	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		130,550	131,054	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		796,500	799,574	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		1,425,000	1,430,500	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		213,850	214,675	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		274,669	275,729	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	07/27/22	Open		1,474,450	1,480,141	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/27/22	Open		253,310	254,333	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/27/22	Open		297,754	298,957	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/27/22	Open		352,100	353,523	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/27/22	Open		51,068	51,274	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/27/22	Open		491,606	493,592	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	07/27/22	Open		235,263	236,222	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	07/27/22	Open		289,598	290,778	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	07/27/22	Open		159,795	160,446	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	07/27/22	Open		170,970	171,667	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	07/27/22	Open		273,128	274,241	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	07/27/22	Open		262,260	263,329	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.42	(b)	07/27/22	Open		317,905	319,212	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/28/22	Open		373,012	374,869	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/29/22	Open		669,130	672,401	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/29/22	Open		649,177	652,351	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/29/22	Open		571,200	573,993	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/29/22	Open		836,730	840,821	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/29/22	Open		1,195,444	1,201,288	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	07/29/22	Open		2,171,899	2,182,517	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.29	(b)	07/29/22	Open		205,936	206,866	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	3.50	(b)	07/29/22	Open		862,755	866,973	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	07/29/22	Open		1,017,450	1,022,515	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.63	(b)	07/29/22	Open		373,800	375,714	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/29/22	Open		797,651	801,764	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	07/29/22	Open		466,972	469,380	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/29/22	Open		781,000	784,652	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/29/22	Open		517,860	520,281	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/29/22	Open		292,760	294,129	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	07/29/22	Open		476,937	479,167	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	07/29/22	Open		326,576	328,115	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.42	(b)	07/29/22	Open		493,680	496,023	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	08/01/22	Open		210,969	211,865	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.30	(b)	08/01/22	Open		302,950	304,238	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.30	(b)	08/01/22	Open		137,459	138,043	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/01/22	Open		72,280	72,611	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/01/22	Open		1,382,227	1,388,563	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/01/22	Open		369,777	371,472	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/01/22	Open		401,074	402,912	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/01/22	Open		324,500	325,987	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/01/22	Open		162,750	163,496	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.50	(b)	08/01/22	Open		842,752	846,615	Corporate Bonds	Open/Demand

33

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	3.50	%(b)	08/01/22	Open		$944,265	$948,593	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	08/01/22	Open		908,950	913,192	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55	(b)	08/01/22	Open		436,312	438,348	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	08/01/22	Open		144,695	145,394	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.33	(b)	08/01/22	Open		406,475	408,223	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.34	(b)	08/01/22	Open		415,984	417,779	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.38	(b)	08/01/22	Open		604,670	607,320	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.40	(b)	08/01/22	Open		310,310	311,681	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38	(b)	08/01/22	Open		394,211	395,939	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	08/01/22	Open		219,364	220,333	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	08/01/22	Open		219,300	220,269	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	(b)	08/02/22	Open		10,000	10,033	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	(b)	08/02/22	Open		190,250	190,952	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	3.15	(b)	08/02/22	Open		221,250	222,120	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	3.25	(b)	08/02/22	Open		343,435	344,842	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	3.30	(b)	08/02/22	Open		1,502,209	1,508,487	Capital Trusts	Open/Demand
Barclays Bank PLC	3.30	(b)	08/02/22	Open		1,211,875	1,216,940	Capital Trusts	Open/Demand
Barclays Bank PLC	3.30	(b)	08/02/22	Open		602,912	605,432	Capital Trusts	Open/Demand
Barclays Bank PLC	3.30	(b)	08/02/22	Open		397,600	399,262	Capital Trusts	Open/Demand
Barclays Bank PLC	3.30	(b)	08/02/22	Open		300,219	301,473	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	3.30	(b)	08/02/22	Open		1,740,000	1,747,272	Capital Trusts	Open/Demand
Barclays Bank PLC	3.30	(b)	08/02/22	Open		181,948	182,708	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	3.30	(b)	08/02/22	Open		1,562,500	1,569,030	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.30	(b)	08/02/22	Open		1,181,250	1,186,187	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.35	(b)	08/02/22	Open		2,475,000	2,485,546	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.40	(b)	08/02/22	Open		157,604	158,288	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.50	(b)	08/02/22	Open		521,625	523,976	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.50	(b)	08/02/22	Open		922,819	926,978	Capital Trusts	Open/Demand
Barclays Bank PLC	3.50	(b)	08/02/22	Open		1,121,875	1,126,931	Capital Trusts	Open/Demand
Barclays Bank PLC	3.50	(b)	08/02/22	Open		308,425	309,815	Capital Trusts	Open/Demand
Barclays Bank PLC	3.50	(b)	08/02/22	Open		2,537,500	2,548,936	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.50	(b)	08/02/22	Open		1,126,800	1,131,878	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.50	(b)	08/02/22	Open		336,938	338,456	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	08/02/22	Open		555,975	558,299	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/02/22	Open		341,351	342,890	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/02/22	Open		132,015	132,610	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/02/22	Open		626,285	629,108	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/02/22	Open		687,675	690,774	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/02/22	Open		447,930	449,949	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65	(b)	08/02/22	Open		1,566,862	1,574,888	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.36	(b)	08/02/22	Open		328,185	329,589	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.37	(b)	08/02/22	Open		243,100	244,144	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.25	(b)	08/04/22	Open		489,000	490,936	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.30	(b)	08/04/22	Open		154,641	155,265	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.30	(b)	08/04/22	Open		176,571	177,284	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	08/04/22	Open		532,741	534,892	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/04/22	Open		1,294,136	1,299,771	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/04/22	Open		596,851	599,450	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/04/22	Open		228,290	229,284	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/04/22	Open		555,795	558,215	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/04/22	Open		467,537	469,573	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/04/22	Open		538,687	541,033	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/04/22	Open		176,558	177,326	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	08/04/22	Open		327,525	328,951	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.25	(b)	08/09/22	Open		856,125	859,217	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.25	(b)	08/09/22	Open		496,500	498,293	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.50	)(b)	08/09/22	Open		497,736	496,658	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital, Inc.	3.45%(b)	08/09/22	Open	$331,946	$ 333,241	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.45(b)	08/09/22	Open	435,480	437,178	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.45(b)	08/09/22	Open	325,920	327,191	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.45(b)	08/09/22	Open	476,250	478,107	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.45(b)	08/09/22	Open	296,050	297,205	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.40(b)	08/09/22	Open	621,270	623,648	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.40(b)	08/09/22	Open	504,735	506,667	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.40(b)	08/09/22	Open	512,222	514,183	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.40(b)	08/09/22	Open	503,921	505,850	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	370,875	372,311	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	362,006	363,408	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	351,743	353,104	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	710,089	712,838	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	306,500	307,687	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	357,600	358,984	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	387,045	388,543	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	327,438	328,705	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	348,300	349,648	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	320,640	321,881	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	453,750	455,507	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	315,506	316,728	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	414,842	416,448	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	334,000	335,293	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	421,432	423,064	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	366,642	368,062	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	08/09/22	Open	350,726	352,084	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45(b)	08/09/22	Open	433,895	435,587	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45(b)	08/09/22	Open	590,482	592,785	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45(b)	08/09/22	Open	409,219	410,815	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.35(b)	08/09/22	Open	647,939	650,372	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	08/09/22	Open	603,840	606,151	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	08/09/22	Open	389,090	390,579	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	08/09/22	Open	373,455	374,884	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	08/09/22	Open	330,183	331,446	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	08/09/22	Open	386,977	388,459	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	08/09/22	Open	339,075	340,373	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	08/09/22	Open	275,479	276,533	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	08/09/22	Open	390,600	392,095	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	08/09/22	Open	456,750	458,498	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	08/09/22	Open	321,750	322,982	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	08/09/22	Open	477,160	478,986	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45(b)	08/11/22	Open	594,220	596,201	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.63(b)	08/11/22	Open	108,876	109,312	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	08/11/22	Open	206,971	207,733	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75)(b)	08/15/22	Open	248,775	248,219	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	08/15/22	Open	578,380	580,412	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	08/15/22	Open	572,074	574,084	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	08/17/22	Open	963,525	966,764	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24(b)	08/17/22	Open	163,719	164,217	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24(b)	08/17/22	Open	266,406	267,217	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.35(b)	08/17/22	Open	146,334	146,799	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.35(b)	08/17/22	Open	137,939	138,377	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.37(b)	08/17/22	Open	1,161,185	1,164,903	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.40(b)	08/18/22	Open	295,474	296,409	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	3.40(b)	08/18/22	Open	169,000	169,535	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	3.38(b)	08/18/22	Open	139,534	139,972	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	3.38(b)	08/19/22	Open	672,785	674,751	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	08/23/22	Open	228,619	229,282	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.38(b)	08/31/22	Open	209,048	209,506	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45(b)	09/01/22	Open	2,182,500	2,187,247	Corporate Bonds	Open/Demand

35

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

RBC Capital Markets LLC	3.40%(b)	09/01/22	Open	$317,000	$ 317,700	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.60(b)	09/07/22	Open	80,728	80,874	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/08/22	Open	236,980	237,378	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.40(b)	09/08/22	Open	1,081,639	1,083,390	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.91	09/12/22	10/13/22	1,522,811	1,524,903	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.91	09/12/22	10/13/22	10,179,432	10,193,420	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.91	09/12/22	10/13/22	1,615,837	1,618,057	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.91	09/12/22	10/13/22	6,239,894	6,248,468	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.91	09/12/22	10/13/22	1,634,126	1,636,372	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Bank PLC	3.30(b)	09/12/22	Open	2,426,962	2,430,057	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.45(b)	09/12/22	Open	345,470	345,936	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/12/22	Open	239,313	239,642	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/12/22	Open	174,788	175,028	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.60(b)	09/12/22	Open	717,937	718,961	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.63(b)	09/12/22	Open	235,089	235,427	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65(b)	09/12/22	Open	180,800	181,062	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	(0.78) (b)	09/12/22	Open	12,437,500	12,424,700	U.S. Government Sponsored Agency Securities	Open/Demand
Credit Suisse Securities (USA) LLC	0.00(b)	09/12/22	Open	148,988	148,932	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/15/22	Open	98,040	98,148	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/16/22	Open	228,305	228,514	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65(b)	09/16/22	Open	265,628	265,884	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38(b)	09/16/22	Open	268,800	269,036	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38(b)	09/16/22	Open	231,213	231,415	Corporate Bonds	Open/Demand
Barclays Capital Inc.	3.00(b)	09/19/22	Open	26,145	26,121	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.25(b)	09/19/22	Open	137,000	137,105	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.55(b)	09/19/22	Open	127,925	128,034	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.42(b)	09/19/22	Open	25,250	25,271	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00(b)	09/19/22	Open	132,480	132,490	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.35(b)	09/19/22	Open	105,219	105,302	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.25(b)	09/19/22	Open	270,425	270,632	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	3.25(b)	09/19/22	Open	155,039	155,157	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.25(b)	09/19/22	Open	181,381	181,520	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	3.38(b)	09/19/22	Open	163,125	163,256	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/19/22	Open	176,241	176,384	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/19/22	Open	108,160	108,248	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/19/22	Open	122,550	122,649	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/19/22	Open	172,860	173,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/19/22	Open	225,920	226,103	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/20/22	Open	221,835	222,004	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/20/22	Open	702,799	703,336	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.40(b)	09/20/22	Open	122,850	122,940	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45(b)	09/20/22	Open	103,000	103,077	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.45(b)	09/20/22	Open	74,786	74,842	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.48(b)	09/20/22	Open	312,613	312,850	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55(b)	09/20/22	Open	235,039	235,222	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55(b)	09/20/22	Open	312,360	312,603	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.60(b)	09/20/22	Open	230,069	230,251	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65(b)	09/20/22	Open	720,706	721,287	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38(b)	09/20/22	Open	336,289	336,534	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38(b)	09/20/22	Open	302,175	302,396	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/20/22	Open	500,165	500,533	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/21/22	Open	463,320	463,639	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/21/22	Open	1,404,165	1,405,130	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/21/22	Open	385,400	385,665	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55(b)	09/21/22	Open	159,985	160,097	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Credit Agricole Corporate and Investment Bank	3.34%(b)	09/21/22	Open	$424,907	$ 425,183	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.40(b)	09/21/22	Open	435,311	435,600	Corporate Bonds	Open/Demand
Bank of America N.A.	3.15	09/22/22	11/04/22	116,494	116,575	Corporate Bonds	31-90 Days
BNP Paribas S.A.	3.60(b)	09/22/22	Open	83,190	83,257	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38(b)	09/22/22	Open	65,860	65,909	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/23/22	Open	719,200	719,550	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.48(b)	09/23/22	Open	564,480	564,862	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.30(b)	09/23/22	Open	212,510	212,607	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25(b)	09/23/22	Open	81,575	81,550	Corporate Bonds	Open/Demand
Bank of America N.A.	3.50	09/26/22	11/04/22	1,347,401	1,347,925	Corporate Bonds	31-90 Days
Barclays Capital, Inc.	3.30(b)	09/27/22	Open	475,037	475,168	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/27/22	Open	257,400	257,475	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/27/22	Open	772,817	773,043	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/27/22	Open	381,860	381,971	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/27/22	Open	856,935	857,185	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/27/22	Open	384,037	384,150	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/27/22	Open	850,905	851,153	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/27/22	Open	637,440	637,626	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/27/22	Open	751,590	751,809	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.35(b)	09/27/22	Open	289,460	289,541	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.35(b)	09/27/22	Open	230,490	230,554	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.35(b)	09/27/22	Open	191,148	191,236	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.35(b)	09/27/22	Open	366,730	366,832	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	09/27/22	Open	120,150	120,184	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.43(b)	09/27/22	Open	140,338	140,378	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.48(b)	09/27/22	Open	868,477	868,729	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.49(b)	09/27/22	Open	696,386	696,724	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.49(b)	09/27/22	Open	524,000	524,152	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55(b)	09/27/22	Open	400,881	401,000	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55(b)	09/27/22	Open	404,172	404,292	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.60(b)	09/27/22	Open	193,545	193,603	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.60(b)	09/27/22	Open	1,442,082	1,442,515	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.65(b)	09/27/22	Open	428,964	429,094	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38(b)	09/27/22	Open	221,959	222,021	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38(b)	09/27/22	Open	359,004	359,105	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38(b)	09/27/22	Open	325,316	325,408	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.38(b)	09/27/22	Open	875,287	875,534	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	157,675	157,720	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	128,858	128,894	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	127,250	127,286	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	144,718	144,759	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	166,200	166,247	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	156,650	156,694	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	196,477	196,533	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	153,259	153,302	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	157,290	157,335	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	322,740	322,831	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	221,500	221,563	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	170,775	170,823	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	243,460	243,529	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/27/22	Open	1,144,500	1,144,824	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.42(b)	09/27/22	Open	561,474	561,634	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.42(b)	09/27/22	Open	121,009	121,066	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.42(b)	09/27/22	Open	294,440	294,524	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50(b)	09/28/22	Open	233,306	233,352	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.55(b)	09/28/22	Open	508,005	508,205	Corporate Bonds	Open/Demand
Bank of America N.A.	3.40	09/29/22	11/04/22	1,269,427	1,269,547	Corporate Bonds	31-90 Days
Barclays Capital, Inc.	3.25(b)	09/29/22	Open	638,910	638,968	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.36(b)	09/29/22	Open	408,249	408,249	Corporate Bonds	Open/Demand

37

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of No-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

HSBC Securities (USA), Inc.	3.25%(b)	09/29/22	Open	$366,055	$ 366,088	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25(b)	09/29/22	Open	760,410	760,479	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/29/22	Open	70,070	70,077	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.24(b)	09/29/22	Open	265,050	265,074	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00(b)	09/30/22	Open	369,112	369,112	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00(b)	09/30/22	Open	800,300	800,300	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00(b)	09/30/22	Open	178,770	178,770	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00(b)	09/30/22	Open	368,722	368,723	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00(b)	09/30/22	Open	498,812	498,812	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00(b)	09/30/22	Open	1,413,484	1,413,484	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.00(b)	09/30/22	Open	607,081	607,081	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.00(b)	09/30/22	Open	389,002	389,002	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.00(b)	09/30/22	Open	46,343	46,343	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40(b)	09/30/22	Open	1,852,867	1,853,042	Corporate Bonds	Open/Demand

				$282,768,281	$ 283,640,374

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Ultra Long Treasury Note	119	12/20/22	$14,103	$(929,044)
2-Year U.S. Treasury Note	380	12/30/22	78,019	(955,944)

				(1,884,988)

Short Contracts
10-Year Japanese Government Treasury Bonds	10	12/13/22	10,247	25,991
10-Year U.S. Treasury Note	394	12/20/22	44,153	1,944,930
U.S. Long Bond	44	12/20/22	5,566	406,927
Ultra U.S. Treasury Bond	46	12/20/22	6,288	484,386
5-Year U.S. Treasury Note	22	12/30/22	2,364	49

				2,862,283

				$977,295

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	253,629	EUR	251,250	Bank of America N.A.	12/14/22	$6,082
USD	823,824	EUR	820,000	Morgan Stanley & Co.International PLC	12/21/22	15,274
USD	4,748,607	EUR	4,726,000	Morgan Stanley & Co. International PLC	12/21/22	88,598
USD	1,059,878	GBP	922,000	Bank of America N.A.	12/21/22	29,209
USD	1,353,143	GBP	1,177,000	Bank of America N.A.	12/21/22	37,420
USD	3,146,285	GBP	2,737,000	Bank of America N.A.	12/21/22	86,696

						$ 263,279

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaptions Purchased

	Paid by the Fund	Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating(a)	Price	Amount (000)(b)		Value

Call
Sold Protection 5-Year Credit Default Swap, 06/20/27	ITRAXX.XO.37.V1	5.00%	Quarterly	Barclays Bank PLC	11/16/22	NR	EUR 300.00	EUR	100	$19

Put
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	ITRAXX.XO.37.V1	Quarterly	Barclays Bank PLC	11/16/22	NR	EUR 750.00	EUR	100	787

										$806

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaptions Written

	Paid by the Fund	Received by the Fund			Expiration	Credit	Exercise	Notional
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Date	Rating(a)	Price	Amount (000)(b)	Value

Call
Buy Protection 5-Year Credit Default Swap, 06/20/27	5.00%	ITRAXX.XO.37.V1	Quarterly	Barclays Bank PLC	11/16/22	NR	EUR 525.00	EUR 100	$(552)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	USD 3,900	$152,899	$ 164,926	$ (12,027)

CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	USD 21,030	64,550	(29,733)	94,283

					$217,449	$ 135,193	$ 82,256

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month LIBOR, 3.75%	Quarterly	1.57%	Semi-Annual	N/A	02/11/30	USD	5	$(763)	$158	$(921)

1.61%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	03/28/32	USD	9,300	1,663,447	142	1,663,305
1.66%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	04/25/32	USD	9,020	1,566,180	140	1,566,040
3-Month LIBOR, 3.75%	Quarterly	1.93%	Semi-Annual	N/A	10/22/51	USD	2,500	(659,952)	77	(660,029)

								$2,568,912	$517	$2,568,395

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)		Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino, Guichard-Perrachon S.A	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	20	$ (2,370)	$(1,292)	$ (2,370)
Novafives S.A.S	5.00	Quarterly	Citibank N.A.	06/20/23	B-	EUR	10	(835)	(501)	(835)
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	BB	EUR	10	(174)	425	(174)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	10	(714)	892	(714)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB+	EUR	30	(1,705)	1,134	(1,705)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+	EUR	20	(3,197)	(741)	(3,197)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	B+	EUR	10	(2,376)	377	(2,376)

39

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Credit Suisse International	12/20/26	B+	EUR	10	$(1,943)	$388	$(2,331)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB	EUR	10	85	764	(679)
CMA CGM SA	5.00	Quarterly	Barclays Bank PLC	06/20/27	BB+	EUR	2	(73)	63	(136)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	40	(1,359)	1,741	(3,100)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	BB+	EUR	12	(400)	378	(778)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	12	(402)	411	(813)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	11	(378)	386	(764)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	3	(107)	108	(215)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	10	(1,770)	(1,057)	(713)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	40	(7,081)	(6,750)	(331)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	7	(2,030)	(1,783)	(247)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	4	(1,220)	(1,058)	(162)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	12	(3,431)	(2,977)	(454)
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC	EUR	4	(996)	(888)	(108)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC	EUR	8	(2,083)	(1,834)	(249)
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC	EUR	5	(1,511)	(1,314)	(197)
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	NR	USD	5,000	(861,468)	(480,990)	(380,478)
CMBX.NA.8	3.00	Monthly	Credit Suisse International Morgan Stanley & Co.	10/17/57	NR	USD	2,500	(430,734)	(237,977)	(192,757)
CMBX.NA.8	3.00	Monthly	International PLC	10/17/57	NR	USD	4,450	(766,706)	(560,679)	(206,027)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(972,034)	(516,600)	(455,434)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	1,528	(297,052)	(165,065)	(131,987)

								$(3,363,770)	$(1,974,439)	$(1,389,331)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$21,000,658	$900,074	$21,900,732
Common Stocks
Construction & Engineering	21,527	—	—	21,527
Diversified Financial Services	—	—	5,467	5,467
Household Durables	—	—	—	—
Metals & Mining	—	401	350	751
Software	30	—	—	30
Specialty Retail	—	224,992	—	224,992
Corporate Bonds
Advertising Agencies	—	174,690	—	174,690
Aerospace & Defense	—	12,444,732	—	12,444,732
Airlines	—	9,204,978	—	9,204,978
Auto Components	—	5,363,699	—	5,363,699
Automobiles	—	8,865,210	—	8,865,210
Banks	—	6,243,874	—	6,243,874
Beverages	—	6,547,709	—	6,547,709
Biotechnology	—	80,247	—	80,247
Building Materials	—	2,228,508	—	2,228,508
Building Products	—	3,699,409	—	3,699,409
Capital Markets	—	5,375,727	—	5,375,727
Chemicals	—	8,235,530	—	8,235,530
Commercial Services & Supplies	—	3,840,651	—	3,840,651
Communications Equipment	—	2,388,758	—	2,388,758
Construction Materials	—	1,720,428	—	1,720,428
Consumer Discretionary	—	5,954,145	—	5,954,145
Consumer Finance	—	5,651,313	—	5,651,313
Containers & Packaging	—	2,617,819	—	2,617,819
Diversified Consumer Services	—	6,245,438	—	6,245,438
Diversified Financial Services	—	13,007,561	—	13,007,561
Diversified Telecommunication Services	—	15,199,203	—	15,199,203
Electric Utilities	—	2,878,229	—	2,878,229
Electrical Equipment	—	484,380	—	484,380
Electronic Equipment, Instruments & Components	—	1,815,540	—	1,815,540
Energy Equipment & Services	—	2,397,984	—	2,397,984
Entertainment	—	407,827	—	407,827
Environmental, Maintenance & Security Service	—	3,081,045	—	3,081,045
Equity Real Estate Investment Trusts (REITs)	—	5,386,867	—	5,386,867
Food & Staples Retailing	—	5,193,782	—	5,193,782
Food Products	—	2,948,271	—	2,948,271
Gas Utilities	—	165,768	—	165,768
Health Care Equipment & Supplies	—	1,104,236	—	1,104,236
Health Care Providers & Services	—	15,134,107	—	15,134,107
Health Care Technology	—	4,338,774	—	4,338,774
Hotels, Restaurants & Leisure	11,658	14,544,440	—	14,556,098
Household Durables	—	2,544,484	—	2,544,484
Household Products	—	103,860	—	103,860
Independent Power and Renewable Electricity Producers	—	3,896,986	—	3,896,986
Industrial Conglomerates	—	173,153	—	173,153
Insurance	—	10,588,613	—	10,588,613
Interactive Media & Services	—	1,575,241	—	1,575,241
Internet Software & Services	—	5,028,784	—	5,028,784
IT Services	—	6,248,757	—	6,248,757
Leisure Products	—	501,267	—	501,267
Machinery	—	3,464,553	—	3,464,553
Media	—	41,895,294	—	41,895,294
Metals & Mining	—	8,136,838	—	8,136,838
Multiline Retail	—	363,865	—	363,865
Offshore Drilling & Other Services	—	576,224	—	576,224

41

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Oil, Gas & Consumable Fuels	$63,844	$39,279,148	$1,176,324	$40,519,316
Pharmaceuticals	—	3,089,948	—	3,089,948
Real Estate	—	86,944	—	86,944
Real Estate Management & Development	—	2,427,615	—	2,427,615
Road & Rail	—	2,163,277	—	2,163,277
Semiconductors & Semiconductor Equipment	—	6,667,001	—	6,667,001
Software	—	8,896,678	—	8,896,678
Specialty Retail	—	1,507,811	—	1,507,811
Technology Hardware, Storage & Peripherals	—	409,464	—	409,464
Textiles, Apparel & Luxury Goods	—	509,161	—	509,161
Thrifts & Mortgage Finance	—	989,270	—	989,270
Transportation	—	75,442	—	75,442
Transportation Infrastructure	—	1,157,776	—	1,157,776
Utilities	—	2,834,465	—	2,834,465
Wireless Telecommunication Services	—	5,895,708	—	5,895,708
Floating Rate Loan Interests	—	254,068,109	16,380,382	270,448,491
Foreign Agency Obligations	—	8,208,077	—	8,208,077
Investment Companies	2,432,915	—	—	2,432,915
Non-Agency Mortgage-Backed Securities	—	11,206,717	—	11,206,717
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	23,284,945	—	23,284,945
Preferred Stocks	9,308,388	—	—	9,308,388
U.S. Government Sponsored Agency Securities	—	39,795,372	—	39,795,372
Warrants	3,588	—	—	3,588

Options Purchased
Credit Contracts	—	806	—	806
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(30,528)	(7,387)	(37,915)

	$11,841,950	$703,818,055	$18,455,210	734,115,215

Investments Valued at NAV(b)				2,303

				$734,117,518

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$94,283	$—	$94,283
Foreign Currency Exchange Contracts	—	263,279	—	263,279
Interest Rate Contracts	2,862,283	3,229,345	—	6,091,628
Liabilities
Credit Contracts	—	(1,401,910)	—	(1,401,910)
Interest Rate Contracts	(1,884,988)	(660,950)	—	(2,545,938)

	$977,295	$1,524,047	$—	$2,501,342

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $283,640,374 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Unfunded Floating Rate Loan Interests	Total

Assets/Liabilities

Opening balance, as of December 31, 2021	$1,084,298	$5,841	$1,347,279	$6,516,371	$—	(a)	$ (127)	$8,953,662
Transfers into Level 3(b)	—	—	—	12,371,483	—		(349)	12,371,134
Transfers out of Level 3(c)	—	—	—	(2,485,691)	—		—	(2,485,691)
Accrued discounts/premiums	(46,359)	—	—	114,078	—		—	67,719

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Limited Duration Income Trust (BLW)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Unfunded Floating Rate Loan Interests	Total

Net realized gain (loss)	$—	$—	$—	$10,991	$—		$—	$10,991
Net change in unrealized appreciation (depreciation)(d)	$(48,951)	$(24)	$(134,240)	$(1,731,571)	$—		$(6,911)	$(1,921,697)
Purchases	—	—	—	3,666,918	—		—	3,666,918
Sales	(88,914)	—	(36,715)	(2,082,197)	—		—	(2,207,826)

Closing balance, as of September 30, 2022	$900,074	$5,817	$1,176,324	$16,380,382	$—	(a)	$(7,387)	$18,455,210

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(d)	$(50,270)	$(24)	$(134,240)	$(1,702,318)	$—		$(6,911)	$(1,893,763)

(a)	Rounds to less than $1.
(b)

As of December 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

43